                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 38                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 42                                                [X]

                        (Check appropriate box or boxes.)

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
        -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
        -----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
   ---------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: January 1, 2005

     It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on January 1, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

January 1, 2005

American Century
Investments
prospectus

Investor Class

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more. Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Relations Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/ Donna Byers
-------------------------------
Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        California Limited-Term Tax-Free Fund

        California Intermediate-Term Tax-Free Fund

        California Limited-Term Tax-Free Fund

        California Intermediate-Term Tax-Free Fund

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek safety of principal and high current income that is exempt from federal and California income taxes.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers invest at least 80% of the funds' assets in DEBT
SECURITIES issued by cities, counties and other municipalities in California and
U.S. territories, such as Puerto Rico, that have interest exempt from federal and California income taxes. Each of the funds invests in different types of these municipal debt securities and has different risks. The following chart shows the differences among the funds' primary investments and principal risks.
It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 9.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES. VERY SHORT-TERM DEBT
        SECURITIES (THOSE WITH MATURITIES SHORTER THAN 397 DAYS) ARE CALLED
        MONEY MARKET INSTRUMENTS.

               FUND            PRIMARY INVESTMENTS       PRINCIPAL RISKS
------------------------------------------------------------------------------------
Lower Income   California      High-quality, very        California economic risk
More Liquid    Tax-Free        short-term debt           Lowest credit risk
Shorter Term   Money Market    securities                Lowest interest rate risk
                                                         Lowest liquidity risk
               ---------------------------------------------------------------------
               California      Quality debt securities   California economic risk
               Limited-Term    with a weighted average   Moderate credit risk
               Tax-Free        maturity of 1-5 years     Low interest rate risk
                                                         Moderate liquidity risk
               ---------------------------------------------------------------------
               California      Quality debt securities   California economic risk
               Intermediate-   with a weighted average   Moderate credit risk
               Term            maturity of 5-10 years    Moderate interest rate risk
               Tax-Free                                  Moderate liquidity risk
               ---------------------------------------------------------------------
Higher Income  California      Quality debt securities   California economic risk
Less Liquid    Long-Term       with a weighted           Moderate credit risk
Longer Term    Tax-Free        average maturity          High interest rate risk
                               of 10 or more years       Moderate liquidity risk
------------------------------------------------------------------------------------

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

CALIFORNIA TAX-FREE MONEY MARKET FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA TAX-FREE MONEY MARKET FUND - INVESTOR CLASS(1)

[data from bar chart]

1994            2.42%
1995            3.41%
1996            3.07%
1997            3.19%
1998            2.95%
1999            2.66%
2000            3.30%
2001            2.20%
2002            1.06%
2003            0.60%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 0.47%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                         HIGHEST                 LOWEST
--------------------------------------------------------------------------------
California Tax-Free Money Market         0.89% (2Q 2000)         0.10% (3Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR    5 YEARS    10 YEARS
------------------------------------------------------------------------------
California Tax-Free Money Market
  Investor Class                                   0.60%     1.96%      2.48%
------------------------------------------------------------------------------

------
3

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

CALIFORNIA LIMITED-TERM TAX-FREE FUND - INVESTOR CLASS(1)

[data from bar chart]

1994            -0.61%
1995             8.32%
1996             3.93%
1997             5.34%
1998             4.91%
1999             1.13%
2000             7.03%
2001             4.95%
2002             6.37%
2003             2.45%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 0.85%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                LOWEST
--------------------------------------------------------------------------------
California Limited-Term Tax-Free        3.09% (3Q 2002)        -1.58% (2Q 2004)
--------------------------------------------------------------------------------

------
4

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND - INVESTOR CLASS(1)

[data from bar chart]

1994            -3.72%
1995            13.52%
1996             4.25%
1997             7.45%
1998             5.59%
1999            -1.09%
2000            10.14%
2001             4.35%
2002             8.80%
2003             3.23%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 1.96%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                           HIGHEST              LOWEST
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free      5.25% (1Q 1995)      -3.98% (1Q 1994)
--------------------------------------------------------------------------------

CALIFORNIA LONG-TERM TAX-FREE FUND - INVESTOR CLASS(1)

[data from bar chart]

1994            -6.51%
1995             19.8%
1996             3.59%
1997             9.74%
1998             6.31%
1999            -5.22%
2000            14.92%
2001             4.23%
2002             8.69%
2003             4.51%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 2.80%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                       HIGHEST                  LOWEST
--------------------------------------------------------------------------------
California Long-Term Tax-Free          7.13% (1Q 1995)          -5.71% (1Q 1994)
--------------------------------------------------------------------------------

------
5

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003          1 YEAR  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free
Return Before Taxes                                     2.45%    4.36%   4.35%
Return After Taxes on Distributions                     2.45%    4.33%   4.33%
Return After Taxes on Distributions
   and Sale of Fund Shares                              2.54%    4.23%   4.27%
Lehman Brothers 3-Year Municipal Bond Index             2.68%    4.82%   4.86%
   (reflects no deduction for fees, expenses and taxes)
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
Return Before Taxes                                     3.23%    5.01%   5.14%
Return After Taxes on Distributions                     3.23%    4.94%   5.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                              3.47%    4.87%   5.00%
Lehman Brothers 5-Year General Obligation Index         4.19%    5.47%   5.41%
   (reflects no deduction for fees, expenses and taxes)
--------------------------------------------------------------------------------
California Long-Term Tax-Free
Return Before Taxes                                     4.51%    5.22%   5.73%
Return After Taxes on Distributions                     4.50%    5.22%   5.63%
Return After Taxes on Distributions
   and Sale of Fund Shares                              4.55%    5.16%   5.59%
Lehman Brothers Long-Term Municipal Bond Index          6.13%    5.95%   6.40%
   (reflects no deduction for fees, expenses and taxes)
--------------------------------------------------------------------------------

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
6

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
  Maximum Account Maintenance Fee                                         $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION                   TOTAL ANNUAL
                   MANAGEMENT     AND SERVICE      OTHER         FUND OPERATING
                   FEE(1)         (12B-1) FEES     EXPENSES(2)   EXPENSES
--------------------------------------------------------------------------------
California
Tax-Free
Money Market
  Investor Class    0.50%          None             0.02%         0.52%
--------------------------------------------------------------------------------
California
Limited-Term
Tax-Free
  Investor Class    0.50%          None             0.00%         0.50%
--------------------------------------------------------------------------------
California
Intermediate-Term
Tax-Free
  Investor Class    0.50%          None             0.00%         0.50%
--------------------------------------------------------------------------------
California
Long-Term
Tax-Free
  Investor Class    0.50%          None             0.00%         0.50%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER EXPENSES INCLUDE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, INTEREST AND, FOR MONEY MARKET FUNDS,
     PORTFOLIO INSURANCE.

------
7

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
California Tax-Free Money Market
  Investor Class                       $53        $167        $290        $652
--------------------------------------------------------------------------------
California Limited-Term Tax-Free
  Investor Class                       $51        $160        $279        $627
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free
  Investor Class                       $51        $160        $279        $627
--------------------------------------------------------------------------------
California Long-Term Tax-Free
  Investor Class                       $51        $160        $279        $627
--------------------------------------------------------------------------------

------
8

OBJECTIVES, STRATEGIES AND RISKS

CALIFORNIA TAX-FREE MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks safety of principal and high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund's assets are invested in HIGH-QUALITY, very short-term debt securities of which at least 80% must have interest payments exempt from federal and
California income taxes. Cities, counties and other MUNICIPALITIES in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads. Income from these securities is exempt from regular federal income tax, state tax and the alternative minimum tax.

        [graphic of triangle]

        A HIGH-QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN
        INDEPENDENT RATING AGENCY IN ITS TOP TWO CREDIT QUALITY CATEGORIES OR
        DETERMINED BY THE ADVISOR TO BE OF COMPARABLE QUALITY. THE DETAILS OF
        THE FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

        [graphic of triangle]

        MUNICIPALITIES INCLUDE STATES, CITIES, COUNTIES, INCORPORATED TOWNSHIPS,
        THE DISTRICT OF COLUMBIA AND U.S. TERRITORIES AND POSSESSIONS. THEY CAN
        ISSUE PRIVATE ACTIVITY BONDS AND PUBLIC PURPOSE BONDS.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Because the fund invests in California municipal securities, it will be sensitive to events that affect California's economy. It may be riskier than funds that invest in a larger universe of securities.

------
9

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek safety of principal and high current income that is exempt from federal and California income taxes.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The portfolio managers buy QUALITY debt securities, and will invest at least 80% of the funds' assets in debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other
MUNICIPALITIES in California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads.

        [graphic of triangle]

        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN THE TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED BY
        THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUNDS' CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

        [graphic of triangle]

        MUNICIPALITIES INCLUDE STATES, CITIES, COUNTIES, INCORPORATED TOWNSHIPS,
        THE DISTRICT OF COLUMBIA AND U.S. TERRITORIES AND POSSESSIONS. THEY CAN
        ISSUE PRIVATE ACTIVITY BONDS AND PUBLIC PURPOSE BONDS.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

The funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investment are in keeping with the funds'
investment objective.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or cash-equivalent securities. To the extent the funds assume a defensive position, they will not be pursuing their investment objectives and may generate taxable income. The funds generally limit their purchase of debt securities to investment-grade obligations.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds'
statement of additional information.

------
10

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                        TYPICAL MATURITY      WEIGHTED AVERAGE
                                         OF INVESTMENTS          MATURITY
--------------------------------------------------------------------------------
California Limited-Term Tax-Free        1-10 years            1-5 years
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free   4 or more years       5-10 years
--------------------------------------------------------------------------------
California Long-Term Tax-Free           7 or more years       10 or more years
--------------------------------------------------------------------------------

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different WEIGHTED AVERAGE MATURITIES, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

        [graphic of triangle]

        WEIGHTED AVERAGE MATURITY IS DESCRIBED IN MORE DETAIL UNDER Basics of
        Fixed-Income Investing.

Because the funds invest in California municipal securities, they will be sensitive to events that affect California's economy. They may be riskier than funds that invest in a larger universe of securities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

------
11

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the Portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund; when rates fall, the opposite is true.

------
12

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the statement of additional information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                           INTEREST RATE RISK     CREDIT RISK    LIQUIDITY RISK
--------------------------------------------------------------------------------
California Tax-Free
Money Market                     Lowest             Lowest         Lowest
--------------------------------------------------------------------------------
California Limited-Term
Tax-Free                         Low                Moderate       Moderate
--------------------------------------------------------------------------------
California
Intermediate-Term
Tax-Free                         Moderate           Moderate       Moderate
--------------------------------------------------------------------------------
California Long-Term
Tax-Free                         High               Moderate       Moderate
--------------------------------------------------------------------------------

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

------
13

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as each of the funds (the "Category Fee") and (ii) the assets of all funds in the American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED AUGUST 31, 2004                  INVESTOR CLASS
--------------------------------------------------------------------------------
California Tax-Free Money Market                                  0.50%
--------------------------------------------------------------------------------
California Limited-Term Tax-Free                                  0.50%
--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free                             0.50%
--------------------------------------------------------------------------------
California Long-Term Tax-Free                                     0.50%
--------------------------------------------------------------------------------

------
14

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by a fund's investment objectives and strategy.

California Tax-Free Money Market

The fund is managed by the Money Market Team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Money Market team. He has been a member of the
Money Market team since July 2001. He joined American Century in May 1991 as a Municipal Portfolio Manager. In 2000, he was named Senior Vice President and Senior Portfolio Manager and served in that capacity until being named to his current position in 2001.  He has a bachelor's degree in economics from
Boston University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the Money Market team since June 2003.
He joined American Century in June 1987 as a Municipal Credit Analyst. In
February 2001, he was named Vice President and Senior Portfolio Manager. In July
2001, he was named Vice President of Municipal Portfolio Management and Credit
Research and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in business and geography from State
University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

DENISE LATCHFORD

Ms. Latchford, Vice President and Senior Portfolio Manager, has been a member of the Money Market team since January 1996. She joined American Century in 1988 and became a member of the investment management department in 1991. In 2001, she was named Vice President and Portfolio Manager and served in that capacity until being named to her current position in 2002. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
Gate University - San Francisco.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the Money Market team since
November 2001. He joined American Century in 1997 as an Investment
Administrator. In 2000, he was named Fixed Income Trader and in 2001, he was named Portfolio Manager. He has a bachelor's degree in finance from San
Francisco State University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the
Money Market team since May 1994. He joined American Century in February 1990 as an Investor Services Representative. In April 1994, he was named Portfolio
Manager. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, has been a member of the Money Market team since
October 2000. She joined American Century in 1998 as a Senior Fund Accountant.
In 2002, she was named Fixed Income Trader and served in that capacity until being named to her current position in 2003. She has a bachelor's degree in finance from the University of Iowa and a master's degree in finance from Golden
Gate University - San Francisco.

------
15

California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

The funds are managed by the Municipal Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the
Municipal Bond team since May 1991, when he joined American Century as a
Municipal Portfolio Manager. In 2000, he was named Senior Vice President and
Senior Portfolio Manager and served in that capacity until being named to his current position in 2001. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the Municipal Bond team since June 1987.
He joined American Century in June 1987 as a Municipal Credit Analyst. In
February 2001, he was named Vice President and Senior Portfolio Manager. In July
2001, he was named Vice President of Municipal Portfolio Management and Credit
Research and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in business and geography from State
University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the
Municipal Bond team since June 1998. He joined American Century in June 1998 as a Senior Municipal Credit Analyst. In 2001, he was named Portfolio Manager and served in that capacity until being named to his current position in 2003. He has a bachelor's degree in business administration-finance from San Jose State
University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the Municipal Bond team since June 1994. He joined American Century in April
1992. In 1998, he was named Portfolio Manager. In 2001, he was named Vice
President and Portfolio Manager and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in quantitative economics from the University of California - San Diego. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
16

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
17

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
18

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

------
19

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investment for California Tax-Free Money Market is $2,500. The minimum for all other funds is $5,000. These funds are not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
20

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur a tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

------
21

Because of the potentially harmful effects of abusive trading practices, the funds' board of trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur and will vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
22

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(RICs), the fund's NAV will be calculated based upon the NAVs of such RICs.
These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
24

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

MONEY MARKET FUNDS

A money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you elect to have dividends and/or capital gains sent to another American Century account, to your bank electronically, or to your home address or to another address by check.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

OTHER FUNDS

Each fund pays distributions from net income monthly, and generally pays capital gain distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another address by check.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

------
25

TAXES

TAX-EXEMPT INCOME

Most of the income that the funds receive from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

TAXABLE INCOME

The funds' investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The funds may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When a fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                   15%
--------------------------------------------------------------------------------

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
26

TAXES ON TRANSACTIONS

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
28

CALIFORNIA TAX-FREE MONEY MARKET FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
------------------------------------------------------------------------------------------
                                      2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,                      $1.00      $1.00      $1.00      $1.00      $1.00
Beginning of Period
------------------------------------------------------------------------------------------
Income From Investment
Operations
-----------------------------------
   Net Investment Income              0.01       0.01       0.01       0.03       0.03
------------------------------------------------------------------------------------------
Distributions
-----------------------------------
   From Net Investment Income         (0.01)     (0.01)     (0.01)     (0.03)     (0.03)
------------------------------------------------------------------------------------------
Net Asset Value,                      $1.00      $1.00      $1.00      $1.00      $1.00
End of Period
------------------------------------------------------------------------------------------
   TOTAL RETURN(1)                    0.58%      0.73%      1.24%      2.86%      3.11%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.52%      0.51%      0.51%      0.50%      0.49%
-----------------------------------
Ratio of Net Investment
Income to Average Net Assets          0.57%      0.76%      1.24%      2.84%      3.07%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $600,882   $621,747   $528,188   $551,722   $640,476
------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
29

CALIFORNIA LIMITED-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------------------
                                        2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $10.70     $10.82     $10.69     $10.40     $10.27
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Income                0.28       0.30       0.35       0.42       0.41
------------------------------------
   Net Realized and                     0.01       (0.10)     0.16       0.29       0.13
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------
   Total From Investment                0.29       0.20       0.51       0.71       0.54
   Operations
--------------------------------------------------------------------------------------------
Distributions
------------------------------------
   From Net Investment Income           (0.28)     (0.30)     (0.35)     (0.42)     (0.41)
------------------------------------
   From Net Realized Gains              -(1)       (0.02)     (0.03)     -          -
--------------------------------------------------------------------------------------------
   Total Distributions                  (0.28)     (0.32)     (0.38)     (0.42)     (0.41)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.71     $10.70     $10.82     $10.69     $10.40
--------------------------------------------------------------------------------------------
  TOTAL RETURN(2)                       2.75%      1.87%      4.91%      6.94%      5.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.50%      0.51%      0.51%      0.51%      0.51%
------------------------------------
Ratio of Net Investment
Income to Average Net Assets            2.59%      2.78%      3.30%      3.97%      4.05%
------------------------------------
Portfolio Turnover Rate                 55%        34%        50%        63%        97%
------------------------------------
Net Assets, End of Period
(in thousands)                          $219,949   $228,030   $205,066   $163,929   $142,205
--------------------------------------------------------------------------------------------

(1)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
30

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
---------------------------------------------------------------------------------------------
                                         2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $11.28     $11.55     $11.47     $11.08   $10.85
---------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                  0.44       0.45       0.47       0.50       0.50
-------------------------------------
  Net Realized and                       0.13       (0.23)     0.15       0.39       0.23
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
  Total From Investment                  0.57       0.22       0.62       0.89       0.73
   Operations
---------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income             (0.44)     (0.45)     (0.47)     (0.50)    (0.50)
-------------------------------------
  From Net Realized Gains                -          (0.04)     (0.07)     -          -
---------------------------------------------------------------------------------------------
  Total Distributions                    (0.44)     (0.49)     (0.54)     (0.50)    (0.50)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.41     $11.28     $11.55     $11.47   $11.08
---------------------------------------------------------------------------------------------
  TOTAL RETURN(1)                        5.13%      1.91%      5.63%      8.22%      6.95%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets             3.87%      3.89%      4.13%      4.45%      4.64%
-------------------------------------
Portfolio Turnover Rate                  20%        25%        41%        94%        73%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $418,655   $451,131   $477,494   $449,975   $444,571
---------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
31

CALIFORNIA LONG-TERM TAX-FREE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
---------------------------------------------------------------------------------------------
                                         2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $11.43     $11.75     $11.70     $11.11   $10.86
---------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
 Net Investment Income                   0.51       0.53       0.53       0.55       0.56
-------------------------------------
  Net Realized and                       0.26       (0.32)     0.05       0.59       0.25
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
  Total From Investment                  0.77       0.21       0.58       1.14       0.81
   Operations
---------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income             (0.51)     (0.53)     (0.53)     (0.55)    (0.56)
-------------------------------------
  From Net Realized Gains                -(1)       -          -          -          -
---------------------------------------------------------------------------------------------
  Total Distributions                    (0.51)     (0.53)     (0.53)     (0.55)    (0.56)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.69     $11.43     $11.75     $11.70   $11.11
---------------------------------------------------------------------------------------------
  TOTAL RETURN(2)                        6.83%      1.81%      5.14%      10.55%     7.79%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets             4.39%      4.54%      4.58%      4.87%      5.24%
-------------------------------------
Portfolio Turnover Rate                  19%        23%        43%        31%        24%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $468,891   $497,165   $327,150   $331,090   $303,480
---------------------------------------------------------------------------------------------

(1)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                   FUND CODE        TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
California Tax-Free
Money Market Fund
  Investor Class                    930            BCTXX       AmC CATF
--------------------------------------------------------------------------------
California Limited-Term
Tax-Free Fund
  Investor Class                    936            BCSTX       CaLtdTF
--------------------------------------------------------------------------------
California Intermediate-Term
Tax-Free Fund
  Investor Class                    931            BCITX       CaIntTF
--------------------------------------------------------------------------------
California Long-Term
Tax-Free Fund
  Investor Class                    932            BCLTX       CaLgTF
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0501
SH-PRS-40780

January 1, 2005

American Century Investments
prospectus

Investor Class

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

EFFECTIVE JANUARY 30, 2003, CALIFORNIA HIGH-YIELD MUNICIPAL CLOSED TO NEW RETAIL
INVESTORS, BUT IS AVAILABLE THROUGH FINANCIAL INTERMEDIARIES. ANY SHAREHOLDER
WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY MAKE ADDITIONAL INVESTMENTS AND
REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNT
REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more. Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Relations Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments
P.O. Box 419200, Kansas City, Mo 64141-6200

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income that is exempt from federal and California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The portfolio managers invest at least 80% of the fund's assets in municipal securities with income payments exempt from federal and California income taxes.
Cities, counties and other municipalities in California and U. S. territories usually issue these securities for public projects, such as schools, roads, and water and sewer systems.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks begins on page 6.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)

[data from bar chart]

1994              -5.36%
1995              18.29%
1996               5.89%
1997              10.50%
1998               6.73%
1999              -3.31%
2000              12.70%
2001               5.02%
2002               9.10%
2003               5.72%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 4.63%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                 LOWEST
--------------------------------------------------------------------------------
California High-Yield Municipal         7.18% (1Q 1995)         -4.54% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003              1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
California High-Yield Municipal

Return Before Taxes                                        5.72%    5.71%     6.32%
Return After Taxes on Distributions                        5.73%    5.71%     6.25%
Return After Taxes on Distributions
   and Sale of Fund Shares                                 5.61%    5.66%     6.19%
Lehman Brothers Long-Term Municipal Bond Index             6.13%    5.95%     6.40%
   (reflects no deduction for fees, expenses and taxes)
--------------------------------------------------------------------------------------

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

  Maximum Account Maintenance Fee                                         $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                   TOTAL ANNUAL
                    MANAGEMENT    AND SERVICE      OTHER         FUND OPERATING
                    FEE(1)        (12B-1) FEES     EXPENSES(2)   EXPENSES
-------------------------------------------------------------------------------
California High-Yield
Municipal

  Investor Class     0.53%         None             0.00%         0.53%
-------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS
     DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
California High-Yield
Municipal

  Investor Class                $54          $170          $296          $664
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers must invest at least 80% of the fund's assets in
MUNICIPAL SECURITIES with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S.
territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads and water and sewer systems.

        [graphic of triangle]

        MUNICIPAL SECURITIES ARE A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The portfolio managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy investment-grade securities, securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined by the advisor to be of similar quality. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

Although California High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information.

------
6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The fund may invest in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 8 for more information about the effects of changing interest rates on the fund's portfolio.

The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

        [graphic of triangle]

        A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN A
        SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial -- in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund; when rates fall, the opposite is true.

------
8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the statement of additional information. The fund's credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of each specific fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all the funds in the American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED AUGUST 31, 2004                         INVESTOR CLASS
--------------------------------------------------------------------------------
California High-Yield Municipal                                  0.53%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

------
10

The fund is managed by the Municipal Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the
Municipal Bond team since May 1991, when he joined American Century as a
Municipal Portfolio Manager. In 2000, he was named Senior Vice President and
Senior Portfolio Manager and served in that capacity until being named to his current position in 2001. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the Municipal Bond team since June 1987.
He joined American Century in June 1987 as a Municipal Credit Analyst. In
February 2001, he was named Vice President and Senior Portfolio Manager. In July
2001, he was named Vice President of Municipal Portfolio Management and Credit
Research and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in business and geography from State
University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the
Municipal Bond team since June 1998. He joined American Century in June 1998 as a Senior Municipal Credit Analyst. In 2001, he was named Portfolio Manager and served in that capacity until being named to his current position in 2003. He has a bachelor's degree in business administration-finance from San Jose State
University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the Municipal Bond team since June 1994. He joined American Century in April
1992. In 1998, he was named Portfolio Manager. In 2001, he was named Vice
President and Portfolio Manager and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in quantitative economics from the University of California - San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American Century-
managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE

--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
12

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations

1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans

1-800-345-3533

Automated Information Line

1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE

--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019

     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE -- OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax

816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON

--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

------
14

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

------
15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur a tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee -- which is different from a notarized signature -- is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

------
16

Because of the potentially harmful effects of abusive trading practices, the funds' board of trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur and will vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
17

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(RICs), the fund's NAV will be calculated based upon the NAVs of such RICs.
These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

------
19

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year, usually in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another address by check.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

------
20

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS     ALL OTHER BRACKETS
-------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income      Ordinary Income
-------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                   15%
-------------------------------------------------------------------------------

------
21

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
22

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund through financial intermediaries: Investor Class, A Class, B Class and C Class. The shares offered by this prospectus are Investor Class shares, which have no upfront or deferred charges, commissions or 12b-1 fees.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the A, B or C Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

------
23

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's Annual Report, which is available upon request.

------
24

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
-------------------------------------------------------------------------------------------
                                       2004       2003       2002       2001       2000
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $9.65      $9.84      $9.79      $9.44      $9.36
-------------------------------------------------------------------------------------------
Income From Investment Operations

-------------------------------------
   Net Investment Income               0.52       0.52       0.52       0.52       0.52
-------------------------------------
   Net Realized and                    0.28       (0.19)     0.05       0.35       0.08
   Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------
   Total From Investment Operations    0.80       0.33       0.57       0.87       0.60
-------------------------------------------------------------------------------------------
Distributions

-------------------------------------
   From Net Investment Income          (0.52)     (0.52)     (0.52)     (0.52)     (0.52)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $9.93      $9.65      $9.84      $9.79      $9.44
-------------------------------------------------------------------------------------------
   TOTAL RETURN(1)                     8.48%      3.35%      6.07%      9.50%      6.70%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses

to Average Net Assets                  0.53%      0.54%      0.54%      0.54%      0.54%
-------------------------------------
Ratio of Net Investment

Income to Average Net Assets           5.30%      5.24%      5.37%      5.45%      5.64%
-------------------------------------
Portfolio Turnover Rate                19%        30%        32%        47%        52%
-------------------------------------
Net Assets, End of Period

(in thousands)                         $332,434   $334,032   $373,061   $336,400   $318,197
-------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.

                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                          FUND CODE    TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
California High-Yield Municipal Fund

  Investor Class                        933          BCHYX     CaHYMu
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0501

SH-PRS-40781

January 1, 2005

American Century Investments
prospectus

A Class
B Class
C Class

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, Mo 64141-6786

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income that is exempt from federal and California income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The portfolio managers invest at least 80% of the fund's assets in municipal securities with income payments exempt from federal and California income taxes.
Cities, counties and other municipalities in California and U. S. territories usually issue these securities for public projects, such as schools, roads, and water and sewer systems.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of the fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  LIQUIDITY RISK - The market for lower-quality debt securities, including junk bonds, is generally less liquid than the market for higher-quality debt securities, and at times it may become difficult to sell the lower-quality debt securities.

*  PRINCIPAL LOSS - It is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks begins on page 7.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

When the A, B or C Class of the fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index

If the A, B or C Class had existed during the periods presented, their performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities.
However, performance of the other classes would have been lower because of their higher expense ratios.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND - INVESTOR CLASS(1)

[data from bar chart]

1994              -5.36%
1995              18.29%
1996               5.89%
1997              10.50%
1998               6.73%
1999              -3.31%
2000              12.70%
2001               5.02%
2002               9.10%
2003               5.72%

(1)  AS OF SEPTEMBER 30, 2004, THE END OF THE MOST RECENT CALENDAR QUARTER,
     THE FUND'S YEAR-TO-DATE RETURN WAS 4.63%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                 LOWEST
--------------------------------------------------------------------------------
California High-Yield Municipal         7.18% (1Q 1995)         -4.54% (1Q 1994)
--------------------------------------------------------------------------------

------
3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. This information is provided because the fund's A, B and C Class shares did not have a full calendar year's worth of performance.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
California High-Yield Municipal
Return Before Taxes                                     5.72%    5.71%     6.32%
Return After Taxes on Distributions                     5.73%    5.71%     6.25%
Return After Taxes on Distributions
  and Sale of Fund Shares                               5.61%    5.66%     6.19%
Lehman Brothers Long-Term Municipal Bond Index          6.13%    5.95%     6.40%
  (reflects no deduction for fees, expenses and taxes)
-----------------------------------------------------------------------------------

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                A CLASS   B CLASS    C CLASS
-----------------------------------------------------------------------------
Maximum Sales Charge (Load)                     4.50%     None       None
  Imposed on Purchases
  (as a percentage of offering price)
-----------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)            None(1)   5.00%(2)   1.00%(3)
  (as a percentage of the original offering
  price for B Class shares or the lower
  of the original offering price or redemption
  proceeds for A and C Class shares)
-----------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 15, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS
     ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                   TOTAL ANNUAL
                     MANAGEMENT   AND SERVICE      OTHER         FUND OPERATING
                     FEE(1)       (12B-1) FEES(2)  EXPENSES(3)   EXPENSES
-------------------------------------------------------------------------------
California High-Yield
Municipal
  A Class             0.53%       0.25%            0.00%         0.78%
-------------------------------------------------------------------------------
  B Class             0.53%       1.00%            0.00%         1.53%
-------------------------------------------------------------------------------
  C Class             0.53%       1.00%(4)         0.00%         1.53%(4)
-------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS
     DECREASE.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 25.

(3)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(4)  FOR THE FISCAL YEAR ENDED AUGUST 31, 2004, THE DISTRIBUTION AND
     SERVICES FEES WERE 0.95%. EFFECTIVE JANUARY 2, 2004, THE DISTRIBUTION AND
     SERVICE FEES FOR C CLASS INCREASED FROM 0.75% TO 1.00%. FOR THE FISCAL YEAR
     ENDED AUGUST 31, 2004, THE TOTAL ANNUAL FUND OPERATING EXPENSES WERE 1.48%.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------
California High-Yield
Municipal
  A Class                       $526         $688          $863          $1,370
-------------------------------------------------------------------------------
  B Class                       $555         $781          $929          $1,611
-------------------------------------------------------------------------------
  C Class                       $155         $481          $829          $1,810
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------
California High-Yield
Municipal
  A Class                       $526         $688          $863          $1,370
-------------------------------------------------------------------------------
  B Class                       $155         $481          $829          $1,611
-------------------------------------------------------------------------------
  C Class                       $155         $481          $829          $1,810
-------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income that is exempt from federal and California income taxes.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers must invest at least 80% of the fund's assets in
MUNICIPAL SECURITIES with income payments exempt from federal and California income taxes. Cities, counties and other municipalities in California and U.S.
territories, such as Puerto Rico, usually issue these securities for public projects, such as schools, roads, and water and sewer systems.

        [graphic of triangle]

        MUNICIPAL SECURITIES ARE A DEBT OBLIGATION ISSUED BY OR ON BEHALF OF A
        STATE, ITS POLITICAL SUBDIVISIONS, AGENCIES OR INSTRUMENTALITIES, THE
        DISTRICT OF COLUMBIA OR A U.S. TERRITORY OR POSSESSION.

The portfolio managers also may buy long- and intermediate-term debt securities with income payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

The portfolio managers seek to invest in securities that will result in a high yield for the fund. To accomplish this, the portfolio managers buy investment-grade securities, securities rated below investment grade, including so-called junk bonds and bonds that are in technical or monetary default, or unrated securities determined by the advisor to be of similar quality. The issuers of these securities often have short financial histories or questionable credit or have had and may continue to have problems making interest and principal payments.

Although California High-Yield Municipal invests primarily for income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

When determining whether to sell a security, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers.

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps the fund pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes
(such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The fund may invest in securities rated below investment grade or that are unrated, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had and may continue to have problems making interest and principal payments.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 9 for more information about the effects of changing interest rates on the fund's portfolio.

The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

        [graphic of triangle]

        A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF ITS ASSETS IN A
        SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

Some or all of the fund's income may be subject to the federal alternative minimum tax.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect California's economy. California High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
8

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund; when rates fall, the opposite is true.

------
9

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment. Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even a AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the statement of additional information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell debt securities if they are downgraded by a rating agency.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics and may pose some level of risk to the fund. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

------
10

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all the funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED AUGUST 31, 2004              A CLASS  B CLASS  C CLASS
--------------------------------------------------------------------------------
California High-Yield Municipal                       0.53%    0.53%    0.53%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

------
11

The fund is managed by the Municipal Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American Century Municipal Bond team. He has been a member of the
Municipal Bond team since May 1991, when he joined American Century as a
Municipal Portfolio Manager. In 2000, he was named Senior Vice President and
Senior Portfolio Manager and served in that capacity until being named to his current position in 2001. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

STEVEN M. PERMUT

Mr. Permut, Senior Vice President, Director of Municipal Investments and Senior
Portfolio Manager, has been a member of the Municipal Bond team since June 1987.
He joined American Century in June 1987 as a Municipal Credit Analyst. In
February 2001, he was named Vice President and Senior Portfolio Manager. In July
2001, he was named Vice President of Municipal Portfolio Management and Credit
Research and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in business and geography from State
University of New York - Oneonta and an MBA in finance from Golden Gate
University - San Francisco.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the
Municipal Bond team since June 1998. He joined American Century in June 1998 as a Senior Municipal Credit Analyst. In 2001, he was named Portfolio Manager and served in that capacity until being named to his current position in 2003. He has a bachelor's degree in business administration-finance from San Jose State
University and an MBA from New York University.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the Municipal Bond team since June 1994. He joined American Century in April
1992. In 1998, he was named Portfolio Manager. In 2001, he was named Vice
President and Portfolio Manager and served in that capacity until being named to his current position in 2004. He has a bachelor's degree in quantitative economics from the University of California - San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
12

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The fund offers the A, B, and C Classes through this prospectus. Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                        B CLASS
-----------------------------------------------------------------------------
Initial sales charge(1)        No initial sales charge
-----------------------------------------------------------------------------
Generally no CDSC(2)           Contingent deferred sales charge
                               on redemptions within six years
-----------------------------------------------------------------------------
12b-1 fee of 0.25%             12b-1 fee of 1.00%
-----------------------------------------------------------------------------
No conversion feature          Convert to A Class shares eight
                               years after purchase
-----------------------------------------------------------------------------
Generally more appropriate     Aggregate purchases limited
for long-term investors        to amounts less than $100,000
-----------------------------------------------------------------------------

C CLASS
-----------------------------------------------------------------------------
No initial sales charge
-----------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
-----------------------------------------------------------------------------
12b-1 fee of 1.00%
-----------------------------------------------------------------------------
No conversion feature
-----------------------------------------------------------------------------
Aggregate purchases limited to amounts less than $1,000,000;
generally more appropriate for short-term investors
-----------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR
     MORE THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum investment is $5,000 for all accounts. This fund is not available for retirement accounts.

------
13

CALCULATION OF SALES CHARGES

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                          SALES CHARGE     SALES CHARGE          AMOUNT PAID TO
                          AS A % OF        AS A % OF             FINANCIAL ADVISOR
PURCHASE AMOUNT           OFFERING PRICE   NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
-----------------------------------------------------------------------------------------
Less than $50,000         4.50%            4.71%                 4.00%
-----------------------------------------------------------------------------------------
$50,000 - $99,999         4.50%            4.71%                 4.00%
-----------------------------------------------------------------------------------------
$100,000 - $249,999       3.50%            3.63%                 3.00%
-----------------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%                 2.00%
-----------------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%                 1.75%
-----------------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%                 1.00%(1)
-----------------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%                 0.50%(1)
-----------------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%                 0.25%(1)
-----------------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

------
14

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Qualified retirement plan purchases

*  IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

*  Certain other investors as deemed appropriate by American Century

The information regarding A Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTING USING ADVISORS and FINANCIAL INTERMEDIARY portions of the Web site.
From the description of A Class shares, a hyperlink will take you directly to this disclosure.

B Class

B Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within six years of purchase date you will pay a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                        CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares will automatically convert to A Class shares in the month of the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through the reinvestment of dividends or distributions or increases in the net asset value of shares.

------
15

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

------
16

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

------
17

Because of the potentially harmful effects of abusive trading practices, the funds' board of trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur and will vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
18

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

------
19

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
20

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(RICs), the fund's NAV will be calculated based upon the NAVs of such RICs.
These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

------
21

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund pays distributions from net income monthly and generally pays distributions of capital gains, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another address by check.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

------
22

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from California and regular federal income taxes. However, corporate shareholders should be aware that distributions are subject to California's corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                   15%
--------------------------------------------------------------------------------

------
23

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
24

MULTIPLE CLASS INFORMATION

American Century offers four classes of shares of the fund through financial intermediaries: A Class, B Class, C Class and Investor Class. The shares offered by this prospectus are A, B and C Class shares, which are offered primarily through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other class has different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and
C Class to the distributor. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
25

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the tables include as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The tables also include some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's Annual Report, which is available upon request.

------
26

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------
                                                          2004         2003(1)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.65        $9.79
-------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                  0.50         0.29
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                0.28         (0.14)
-------------------------------------------------------------------------------
   Total From Investment Operations                       0.78         0.15
-------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                             (0.50)       (0.29)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.93        $9.65
================================================================================
   TOTAL RETURN(2)                                        8.21%        1.48%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.78%        0.78%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      5.05%        5.04%(3)
----------------------------------------------------
Portfolio Turnover Rate                                   19%          30%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                  $11,499      $1,286
-------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH AUGUST 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED AUGUST 31, 2003.

------
27

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $9.65        $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                   0.42         0.25
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 0.28         (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.70         0.11
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                              (0.42)       (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $9.93        $9.65
================================================================================
   TOTAL RETURN(2)                                         7.40%        1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.53%        1.53%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       4.30%        4.43%(3)
----------------------------------------------------
Portfolio Turnover Rate                                    19%          30%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                   $866         $352
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH AUGUST 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED AUGUST 31, 2003.

------
28

CALIFORNIA HIGH-YIELD MUNICIPAL FUND
C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $9.65        $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
   Net Investment Income                                   0.43         0.26
----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 0.28         (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                         0.71         0.12
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
   From Net Investment Income                              (0.43)       (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $9.93        $9.65
================================================================================
   TOTAL RETURN(2)                                         7.49%        1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.48%        1.28%(3)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       4.35%        4.59%(3)
----------------------------------------------------
Portfolio Turnover Rate                                    19%          30%(4)
----------------------------------------------------
Net Assets, End of Period (in thousands)                   $7,416       $2,681
--------------------------------------------------------------------------------

(1)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH AUGUST 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT INCLUDE ANY APPLICABLE SALES
     CHARGES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED AUGUST 31, 2003.

------
29

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                          FUND CODE    TICKER    NEWSPAPER LISTING
--------------------------------------------------------------------------------
California High-Yield Municipal Fund
  A Class                                 133          CAYAX     CaHYMu
--------------------------------------------------------------------------------
  B Class                                 333          CAYBX     CaHYMu
--------------------------------------------------------------------------------
  C Class                                 433          CAYCX     CaHYMu
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0501
SH-PRS-40782

AMERICAN CENTURY INVESTMENTS
STATEMENT OF
ADDITIONAL INFORMATION
January 1, 2005

American Century Investments
statement of additional information

American Century California Tax-Free and Municipal Funds

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Intermediate-Term Tax-Free Fund
California Long-Term Tax-Free Fund
California High-Yield Municipal Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED JANUARY 1, 2005, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        California Limited-Term Tax-Free Fund,

        California Intermediate-Term Tax-Free Fund,

------
1

THE FUNDS' HISTORY

American Century California Tax-Free and Municipal Funds is a registered open-end management investment company that was organized as a Massachusetts business trust on February 18, 1983. From then until January 1997, it was known as Benham California Tax-Free and Municipal Funds. Throughout this statement of additional information, we refer to American Century California Tax-Free and
Municipal Funds as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

FUND/CLASS                                 TICKER SYMBOL         INCEPTION DATE
-------------------------------------------------------------------------------
California Tax-Free Money Market Fund

  Investor Class                             BCTXX                 11/09/1983
-------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund

  Investor Class                             BCSTX                 06/01/1992
-------------------------------------------------------------------------------
California Intermediate-Term Tax-Free Fund

  Investor Class                             BCITX                 11/09/1983
-------------------------------------------------------------------------------
California Long-Term Tax-Free Fund

  Investor Class                             BCLTX                 11/09/1983
-------------------------------------------------------------------------------
California High-Yield Municipal Fund

  Investor Class                             BCHYX                 12/30/1986
-------------------------------------------------------------------------------
  A Class                                    CAYAX                 01/31/2003
-------------------------------------------------------------------------------
  B Class                                    CAYBX                 01/31/2003
-------------------------------------------------------------------------------
  C Class                                    CAYCX                 01/31/2003
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act), with the exception of California High-Yield Municipal
Fund which is non-diversified. Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Nondiversified means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

California Tax-Free Money Market operates pursuant to Rule 2a-7 under the
Investment Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the fund must comply with the definition of diversified under the rule.

------
2

Each fund intends to remain fully invested in municipal obligations. As a fundamental policy, each fund will invest at least 80% of its net assets in
California municipal obligations. A municipal obligation is a "California"
municipal obligation if its income is exempt from California state income taxes.
This includes obligations of the Commonwealth of Puerto Rico and its public corporations (as well as other territories such as Guam and the Virgin Islands), which are exempt from federal and California state income taxes.

The remaining 20% of net assets may be invested in

(1)  municipal obligations issued in other states and

(2)  U.S. government obligations.

For temporary defensive purposes, each fund may invest more than 20% of its net assets in U.S. government obligations. For liquidity purposes, each fund may invest up to 5% of its total assets in shares of money market funds; the non-money market funds may invest in money market funds managed by the advisor.

Each fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. California High-Yield
Municipal, unlike the other funds, may invest substantially all of its assets in securities that are subject to the alternative minimum tax. See ALTERNATIVE
MINIMUM TAX, page 61.

For an explanation of the securities ratings referred to in the prospectus and this statement of additional information, see EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS beginning on page 62.

CALIFORNIA TAX-FREE MONEY MARKET FUND

California Tax-Free Money Market seeks to maintain a $1 share price, although there is no guarantee it will be able to do so. Shares of the fund are neither insured nor guaranteed by the U.S. government. The money market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market fund, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, the fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of
   397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less),

*  maintains a dollar-weighted average maturity of 90 days or less, and

*  restricts its investments to high-quality obligations determined by the advisor, pursuant to procedures established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be

*  a U.S. government obligation, or

*  rated (or of an issuer rated with respect to a class of comparable short-term obligations) in one of the two highest rating categories for short-term obligations by at least two nationally recognized statistical rating agencies (or one if only one has rated the obligation), or

*  an unrated obligation judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of a quality comparable to the securities listed above.

------
3

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND
CALIFORNIA LONG-TERM TAX-FREE FUND

California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free have identical policies governing the quality of securities in which they may invest. The funds differ in their maturity criteria as stated in the prospectus.

In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper that is rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor to be of a quality comparable to the securities listed above.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

California High-Yield Municipal invests at least 80% of its assets in municipal securities with income payments exempt from federal and California income taxes.
Although California High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality
(e.g., bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of California High-Yield Municipal's portfolio may consist of obligations that, when acquired, were not rated.
Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security's comparative credit rating. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. There is no limit to the percentage of assets the fund may invest in unrated securities. The fund may invest up to 10% of its total assets in securities that are in technical or monetary default.

California High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (e.g., a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund. Investing in high-grade obligations may lower the fund's return.

California High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. The fund is not limited in its investments in securities that are subject to the AMT. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability.
See TAXES, page 60.

------
4

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes the investment vehicles and strategies that the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages, and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting California Municipal Securities

As noted in the prospectus, the funds are susceptible to political, economic and regulatory events that affect issuers of California municipal obligations. These include possible adverse effects of California constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the funds'
policies of concentrating their assets in California municipal securities. This information is based on recent official statements relating to securities offerings of California issuers, although it does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Economic Overview

California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. The state's July
1, 2003 population, over 35 million, representing approximately 12% of the U. S.
population has grown by nearly 11% since 1997. California's population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent of California's population resided in the 25 Metropolitan Statistical Areas in the state. As of July 1, 2002, the 5-county Los Angeles area accounted for 49 percent of the state's population, with over 17 million residents, and the
10-county San Francisco Bay Area represented 20 percent, with a population of over 7.0 million.

After experiencing strong employment gains in the second half of the 1990's,
California's economy slipped into a recession in early 2001, losing approximately 290,000 jobs between March 2001 and January 2002. The recession was concentrated in the State's high-tech

------
5

sector and, geographically, in the San Francisco Bay area. Although the Bay Area is still slow to recover from the most recent downturn, the state as a whole has rebounded. Total non-farm employment for California was up 0.7% for the year ending June 30, 2004.

Constitutional Limitations on Taxes

Many California issuers rely on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by voters in
1978 and commonly known as "Proposition 13." Proposition 13 limits to 1% of full cash value the rate of ad valorem taxes on real property and restricts the reassessment of property to 2% per year, except where new construction or changes of ownership have occurred (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness. The U.S. Supreme Court has upheld
Proposition 13 against claims that it has unlawfully resulted in widely varying tax liability on similarly situated properties.

Proposition 13 also requires voters of any governmental unit to give two-thirds approval to levy any special tax. Subsequent court decisions, however, have allowed non-voter approved general taxes so long as they are not dedicated to a specific use. In response to these decisions, voters adopted an initiative in
1986 that imposed new limits on the ability of local government entities to raise or levy general taxes without voter approval. Based upon a 1991 intermediate appellate court decision, it was believed that significant parts of this initiative, known as Proposition 62, were unconstitutional. On September
28, 1995, the California Supreme Court rendered a decision in the case of Santa
Clara County Local Transportation Authority vs. Guardino that rejected the prior decision and upheld Proposition 62, while striking down a 1/2-cent sales tax for transportation purposes that was approved by a majority, but less than two-thirds, vote. Proposition 62 does not apply to charter cities, but other local governments may be constrained in raising any taxes without voter approval.

On November 5, 1996, California voters approved Proposition 218. This proposition adds Articles XIIIC and XIIID to the state constitution, which affects the ability of local governments, including charter cities, to levy and collect both existing and future taxes, assessments, fees and charges.
Proposition 218 became effective on November 6, 1996, although application of some of its provisions was deferred until July 1, 1997. This proposition could negatively impact a local government's ability to make its debt service payments, and thus could result in lower credit ratings.

Constitutional Limitations on Appropriations

The state and its local governments are subject to an annual appropriations limit imposed by Article XIIIB of the California Constitution. This article was enacted by voters in 1979 and was significantly amended by Propositions 98 and
111 in 1988 and 1990, respectively. Article XIIIB prohibits the state and certain local governments from spending "appropriations subject to limitation"
in excess of an appropriations limit. The appropriations limit is adjusted annually to reflect population changes and changes in the cost of living as well as transfers of responsibility between government units. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" consisting of tax revenues and certain other charges and fees to the extent that such proceeds exceed the cost of providing the product or service. However, proceeds of taxes exclude most state subventions to local governments.

"Excess revenues" under Article XIIIB are measured over a two-year cycle. Local governments must return any excess revenues to taxpayers through tax rate reductions. The state must refund 50% of any excess and pay the other 50% to schools and community colleges.

------
6

With the application of more liberal annual adjustment factors since 1988 and depressed revenues since 1990 due to the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may, by voter approval, exceed their spending limits for a limited time.

Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the impossibility of predicting future appropriations, population changes, changes in the cost of living or the probability of continuing legal challenges, it is difficult to measure the full impact of these Articles on the California municipal market or on the ability of
California issuers to pay debt service on their obligations.

Obligations of the State of California

As of August 1, 2004, the state had outstanding approximately $45.9 billion in aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of approximately $34.5 billion of long-term general obligation bonds.

The California Economic Recovery Bond Act (proposition 57) was approved by the voters in a statewide primary election on March 2, 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative general fund reserve balance as of June 30, 2004 and other general fund obligations undertaken prior to June 30, 2004. In May 2004 the state issued $10.9 billion in Economic Recovery Bonds resulting in the deposit of net proceeds to the general fund of approximately $11.25 billion during the
2003-04 fiscal year (of which, for budgetary purposes, approximately $9.2 billion was applied to the 2003-04 fiscal year and approximately $2 billion will be applied to offset fiscal year 2004-05 general fund expenditures). On June 18,
2003, the state issued $10.97 billion of 2003 Revenue Anticipation Warrants, which matured and were paid in full on June 16, 2004. The state also issued $3 billion of RANs on October 28, 2003, which matured and were paid in full on June
23, 2004. The most recent cash flow projections prepared by the Department of
Finance anticipate the issuance of $6 billion of RANs in October 2004 to mature in June 2005.

State Finances

The state's principal sources of General Fund revenues for fiscal year 2003-04 were the California personal income tax (45% of total revenues), the sales tax
(32% of total revenues), and bank and corporations taxes (9% of total revenues).
Historically, the state has paid the principal of and interest on its general obligation bonds, lease-purchase debt and short-term obligations when due.

Pressures on the state's budget in the late 1980s and early 1990s were caused by a combination of external economic conditions and growth of the largest General
Fund expenditure programs -- K-12 education, health, welfare and corrections -- at rates faster than the revenue base. The largest state expenditure program is assistance to local public school districts. In 1988, Proposition 98 was enacted; it essentially guarantees local school districts and community college districts a minimum share of the state's General Fund revenues.

Expenditures pressures continue as the state's overall population and school age population continue to grow, and as the state's corrections program responds to a "Three Strikes" law enacted in 1994 (which requires mandatory life prison terms for certain third-time felony offenders). In addition, the long-term impact of federal welfare reform on the state's budget is uncertain, especially in a weaker economic environment.

State finances have improved from fiscal year 1995 to fiscal year 2001, due primarily to stronger-than-anticipated revenue and lower-than-anticipated social spending. The state finished fiscal year 2000-01 with an estimated $6.6 billion
General Fund balance (on a budgetary basis), down from a balance of $8.5 billion the prior year.

------
7

But over the past few years, California has suffered from a weakened fiscal position as a result of dramatic revenue underperformance in fiscal 2002 and fiscal 2003 stemming primarily from lower-than-expected personal income tax receipts combined with continued expenditure pressures of the late 1980s and early 1990s. California faced its most serious fiscal challenge in its history as it has experienced the most dramatic decline in revenues since World War II.
The decline in state revenues is attributable in large part to declines in personal income tax receipts, principally due to reduced stock market related income tax revenues, such as capital gains realizations and stock option income, in a state that derives a large share of its revenue from a sharply progressive personal income tax. The state estimates that stock market related personal income tax revenue declined from $17.9 billion in fiscal year 2000-01 to $6.1 billion in fiscal year 2001-02, and to $5.0 billion in 2002-03, a total 72%
decline.

The 2004-05 Governor's Budget, released on January 9, 2004, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $14 billion for fiscal 2004-05, would continue to be incurred. The May Revision released on May 13, 2004, projected a June 30, 2005
General Fund reserve of $998 million, up $363 million from the 2004-05
Governor's Budget projections. The increase in the reserve was the result of a
$2.229 billion increase in prior year adjustments, a $245 million increase in revenues (over both fiscal years 2003-04 and 2004-05), a $1 billion reduction in the sale of economic recovery bonds and a $1.112 billion increase in expenditures (over both fiscal years 2003-04 and 2004-05).

Under the 2004 Budget Act, General Fund revenues are projected to increase 3.6%, from $74.6 billion in fiscal year 2003-04 (which includes approximately $2.3 billion in tobacco securitization bond proceeds) to $77.3 billion in fiscal year
2004-05. The revenue projections assume a continuing rebound in California's economy as reflected in several key indicators. The 2004 Budget Act largely reflects the budget proposals contained in the May Revision (released on May 13,
2004) to the original 2004-05 Governor's Budget proposed on January 9, 2004.
Revenue increases since the May Revision reflected in the 2004 Budget Act total
$542 million. In addition, expenditures increased by $1.1 billion since the May
Revision. In summary, the 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7% ), cost avoidance ($4.4 billion or 31.7%), fund shifts ($1.6 billion or 11.2%), loans or borrowing ($2.1 billion or 15.4%), and transfers and other revenue ($1.8 billion or 13.0%).

The 2004 Budget Act contains the following major components:

(1)  REBASING PROPOSITION 98 MINIMUM FUNDING GUARANTEE--The level of
     Proposition 98 appropriations is to be reset at a level approximately $2 billion less than would otherwise be required for fiscal year 2004-05 pursuant to legislation relating to the 2004 Budget Act.

(2)  HIGHER EDUCATION--A new fee policy for higher education is implemented whereby future undergraduate and graduate level fee increases are tied to increases in per-capita personal income, with flexibility to increase fees by not more than an average of 10% a year over the next three years. Under the fee policy, graduate fees may increase at rates in excess of undergraduate fees until a 50% differential is achieved. In fiscal year
     2004-05, fees are increased 14% for undergraduates and 20% for graduate students (25% for CSU graduate students majoring in non-teacher preparation programs). The new long-term policy is designed to ensure that public university students are protected from future dramatic fee increases as a consequence of declines in General Fund resources. The 2004 Budget Act includes $750 million in various spending reductions for higher education from otherwise mandated levels.

------
8

(3)  HEALTH AND HUMAN SERVICES--While the administration has proposed major reforms of the Medi-Cal program, any such reforms are expected to take at least one year to implement. As a result, the 2004 Budget Act does not include any savings attributed to Medi-Cal redesign. Other strategies independent of the Medi-Cal redesign have been included in the 2004 Budget
     Act, such as the implementation of Medi-Cal rate increases for County
     Organized Health Systems and Pharmacy Reimbursement Realignment. In
     addition, increased work incentives under the CalWORKs program are proposed. The budget includes $992 million in reductions in various social service programs from otherwise mandated levels.

(4)  PENSION REFORM--The 2004 Budget Act eliminates state contributions to
     CalPERS on behalf of new state employees for the first two years of employment. In addition, the 2004 Budget Act assumes the issuance of $929 million pension obligation bonds to cover a portion of the state's required contributions to CalPERS in fiscal year 2004-05. Of this amount,
     $577 million is reflected as a revenue transfer and $352 million as savings.

(5)  SUBSTANTIALLY REDUCED EXTERNAL BORROWINGS--As stated, the 2004 Budget
     Act assumes the issuance of $929 million in pension obligation bonds to pay a portion of the pension obligations in fiscal year 2004-05. In addition, approximately $2 billion of economic recovery bond proceeds will be deposited in a deficit recovery fund and will be used to offset fiscal year
     2004-05 General Fund expenditures.

(6)  TAX RELIEF--The 2004 Budget Act reflects the elimination of the VLF offset program beginning in fiscal year 2004-05.

(7)  INDIAN GAMING--The 2004 Budget Act includes $300 million in additional revenues as a result of the renegotiation of tribal gaming compacts and the negotiation of new compacts with tribes that wish to expand gaming activities. The 2004 Budget Act authorizes the state to sell the revenue stream to be received from payments made by certain Indian tribes to secure up to $1.5 billion of securities, the proceeds of which will be used by the state to repay prior transportation loans. Issuance of these securities is contingent upon the failure of Propositions 68 and 70, which relate to
     Indian gaming and have qualified for the November 2004 ballot. Pending litigation relating to the Indian gaming compacts could also affect these additional revenues.

(8)  OTHER REVENUE ENHANCEMENTS AND EXPENDITURE REDUCTIONS--The 2004 Budget
     Act includes: $1.21 billion in savings for the suspension of the
     Transportation Investment Fund transfer, $450 million in savings from deposits of punitive damages awards used to offset general fund costs in fiscal year 2004-05, $206 million for spending reductions that would result from changes in the correctional system and $150 million of additional savings pursuant to Control Section 4.10 of the 2004 Budget Act (which gives the Department of Finance the authority to reduce appropriations in certain circumstances).

In its May 17, 2004 "Overview of the 2004-05 May Revision," the Legislative
Analyst's Office ("LAO") projected that a $6 billion operating shortfall would re-emerge in fiscal year 2005-06. Although the LAO expects that the shortfall could be substantially offset through accessing carryover reserves and using the remaining Proposition 57 authorization, the state budget would still be modestly out of balance. The LAO further projected that following fiscal year 2005-06, the state would again face major budget shortfalls, absent significant corrective actions. The LAO estimates that the fiscal year 2006-07 shortfall would approach $8 billion, and that annual operating deficits above $6.5 billion would persist for the forecast period (through fiscal year 2008-09). The LAO has not revised its May 17, 2004 forecast of revenues, expenditures and the state's potential structural deficit since the adoption of the 2004 Budget Act. Although the administration projects that, given current spending rates, there will be an operating deficit in fiscal year 2005-06, the Legislature is required to send and the administration is required to sign a balanced budget, as

------
9

specified in the constitution. Savings, which cannot be determined at this time, are anticipated from various budget reform proposals, such as Medi-Cal and from recommendations made by the California Performance Review that will be implemented. These savings will help reduce the operating deficit in fiscal year
2005-06.

The state's credit ratings initially declined due to the budget crisis but have since rebounded due to an uptrend in the economy and the state's liquidity position. In September 2004, Fitch upgraded the state's general obligation credit rating to "A-." In August 2004, Standard & Poor's upgraded the state's general obligation credit rating to "A" and in May 2004, Moody's Investors
Services upgraded such rating to "A3" with a positive outlook. In January 2004, these ratings were "BBB," "BBB" and "Baa1," respectively.

Obligations of Other Issuers in California

Property tax revenues received by local governments declined more than 50%
following the passage of Proposition 13 in 1978. Subsequently, the California
legislature enacted measures to provide for the redistribution of the state's
General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies, and the assumption of certain government functions by the state to assist the state's municipalities. However, in response to the fiscal crisis at the state level, the Legislature in 1992-93 and 1993-94 effectively reversed the post-Proposition 13 bailout aid and directed over $3 billion of city, county and special district property taxes to school districts, which enabled the state to reduce its aid to schools by the same amount. Part of this shortfall is to be covered by a 0.5% sales tax allocated to local governments for public safety purposes. The 0.5% sales tax increase was imposed by Proposition 172, which was approved by a majority of voters at the statewide election on November 2, 1993.

Even with these cuts and property tax shifts, more than 70% of the state's
General Fund expenditures are for local government assistance. To the extent that the state is constrained by its Article XIIIB appropriations limit, its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level or rate of growth of state assistance to local governments may be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-Exempt Commercial Paper is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

------
10

Revenue Anticipation Warrants, or reimbursement warrants, are issued to meet the cash flow needs of the State of California at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) Bonds are issued by states, counties, cities, towns, school districts and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities and hospitals.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate instruments are issued by corporations, financial institutions, states, municipalities, and government agencies and instrumentalities. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate.
Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. The rate adjustment mechanisms are designed to result in a market value for the VRDO or FRDO that approximates par value. Although money market funds typically limit their investments to securities with remaining maturities of 397 days or less, they may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 397 days, provided that such instruments have demand features and/or interest rate reset mechanisms consistent with regulatory requirements for money market funds.

Obligations with Term Puts Attached

Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender option or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

------
11

The advisor expects that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The portfolio managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below regulatory requirements under Rule 2a-7.

The advisor also takes steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the advisor monitors factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

------
12

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. For example, market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

When purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

------
13

Many leases and contracts include non-appropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

California and its municipalities are the largest issuers of municipal lease obligations in the United States.

Inverse Floaters

The funds (except the money market fund) may hold inverse floaters. An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by

(1)  a broker-dealer who purchases fixed-rate bonds and places them in a trust, or

(2)  an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days.
   Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

------
14

Lower-Quality Bonds

As indicated in the prospectus, an investment in California High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest, without limitation, in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.

Lower-quality bonds generally are unsecured and often are subordinated to other obligations of the issuer. These bonds may have call or buy-back features that permit the issuer to call or repurchase the bond from the holder. Premature disposition of a lower-quality bond due to a call or buy-back feature, deterioration of the issuer's creditworthiness, or a default may make it difficult for the advisor to manage the flow of income to the fund, which may have a negative tax impact on shareholders.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of the fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money Market funds

------
15

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one investment company; and

(c)  10% of a fund's total assets in the aggregate.

For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

Structured and Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in structured securities and securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (CMBS and MBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

------
16

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The Board of Trustees has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Trustees as necessary.

Swap Agreements

Each fund, other than money market funds, may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

------
17

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-Indexed Treasury Securities

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate.
Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban
Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

------
18

INDEXING METHODOLOGY

The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index.
Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION

The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the funds, see TAXES, page 60.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

OTHER ENTITIES

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities.

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

------
19

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, a fund's net asset value could be negatively affected.

Mortgage-Related Securities

To the extent permitted by its investment objectives and policies, each fund, other than the money market funds, may invest in mortgage-related securities.

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that

------
20

the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

------
21

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

------
22

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

------
23

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors.
The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.
The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

------
24

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, the financial institution providing any credit enhancement, and subordination levels.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although a fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

------
25

Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices, such as the Bond Buyer Municipal Bond Index that are consistent with the funds'
investment objectives. The funds also may engage in futures and options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands.
Instead, these contracts settle in cash at the spot market value of the Bond
Buyer Municipal Bond Index.

Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security)
if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the funds' investment restrictions.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the advisor applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it

------
26

appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the advisor would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities.
A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums, or (b) for other-than-hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid assets on its records in an amount sufficient to cover its obligations under the futures contracts and options.

------
27

Municipal Bond Insurers

Securities held by the funds may be (a) insured under a new-issue insurance policy obtained by the issuer of the security or (b) insured under a secondary market insurance policy purchased by the fund or a previous bond holder. The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial Group, Inc. (AMBAC) is a Delaware-domiciled stock insurance corporation. Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's claims-paying ability is rated Aaa/AAA/AAA by Moody's Investors Service, Inc. (Moody's), Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation, a Delaware corporation. FGIC's claims-paying ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance Corporation (MBIA) is a monoline insurance company, which is a wholly owned subsidiary of MBIA Inc. organized as a Connecticut corporation.
MBIA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Financial Security Assurance Inc. (FSA) is a financial guaranty insurance company operated in New York, which became a separately capitalized Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS Financial Guaranty North America is a wholly owned subsidiary of CDC
IXIS Financial Guaranty Holding. The parent of the holding company is CDC IXIS, which is an AAA-rated French financial institution that owns 100% of the holding company. Each of the three companies' claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Radian Asset Assurance Inc. (Radian) is the surviving entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aaa by Moody's and
AA by S&P and Fitch.

American Capital Access Holdings, Inc. is the parent company of ACA Financial
Guaranty Corp. (ACA). The parent of ACA is owned by several institutional investors. Recently, S&P put ACA's rating on negative creditwatch. In August
2004, Fitch withdrew its rating based on ACA's decision to no longer provide information necessary for Fitch to maintain its rating. S&P may restore its previous A rating and stable outlook for ACA if certain capital transactions are closed by ACA.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. "Restricted Securities" include securities that cannot be sold to the public without registration under the Securities Act of
1933 or the availability of an exemption from registration (such as Rules 144 or
144A), or that are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering

------
28

redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions.
Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule
144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the funds' investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Other Investment Companies

Each fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to:

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depository Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may

------
29

purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT         POLICY
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.

--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or
                emergency purposes (not for leveraging or investment) in
                an amount not exceeding 33-1/3% of the fund's total assets.

--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan
                if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the
                purchase of debt securities in accordance with its
                investment objective, policies and limitations or (ii) by
                engaging in repurchase agreements with respect to
                portfolio securities.

--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless
                acquired as a result of ownership of securities or other
                instruments. This policy shall not prevent a fund from
                investing in securities or other instruments backed by
                real estate or securities of companies that deal in real
                estate or are engaged in the real estate business.

--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities
                of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of
                its agencies or instrumentalities).

--------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued
                by others, except to the extent that the fund may be
                considered an underwriter within the meaning of the
                Securities Act of 1933 in the disposition of restricted
                securities.

--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities
                unless acquired as a result of ownership of securities or
                other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and
                futures contracts or from investing in securities or other instruments backed by physical commodities.

--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control
                over management.

--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

------
30

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of its authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric, and gas, electric, and telephone will each be considered a separate industry, and

(d)  business credit and personal credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Leveraging     A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
               of the total assets of the fund.

--------------------------------------------------------------------------------
Futures and    The money market fund may not purchase or sell futures
Options        contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

--------------------------------------------------------------------------------
Liquidity      A fund may not purchase any security or enter into a
               repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market fund) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

--------------------------------------------------------------------------------
Short sales    A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

--------------------------------------------------------------------------------
Margin         A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by
     U.S. government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

------
31

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except the money market fund) is listed in the Financial Highlights table in the prospectuses. Because of the short-term nature of the money market fund's investments, portfolio turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                                     LENGTH                                    COMPLEX      OTHER
                       POSITION(S)   OF TIME                                   OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS          HELD WITH     SERVED    PRINCIPAL OCCUPATION(S)         BY           HELD BY
(YEAR OF BIRTH)        FUNDS         (YEARS)   DURING PAST 5 YEARS             TRUSTEE      TRUSTEE
--------------------------------------------------------------------------------------------------------------
Interested Trustees

--------------------------------------------------------------------------------------------------------------
William M. Lyons       Trustee       7         Chief Executive Officer, ACC    33           None
4500 Main Street                               and other ACC subsidiaries
Kansas City, MO                                (September 2000 to present)
64111                                          President, ACC
(1955)                                         (June 1997 to present)
                                               President, ACIM
                                               (September 2002 to present)
                                               President, ACIS
                                               (July 2003 to present)
                                               Chief Operating Officer, ACC
                                               (June 1996 to September 2000)
                                               Also serves as: Executive
                                               Vice President , ACS LLC and
                                               other ACC subsidiaries

--------------------------------------------------------------------------------------------------------------
Independent Trustees

--------------------------------------------------------------------------------------------------------------
Albert Eisenstat       Trustee       9         Retired, Private Investor       33           Independent
1665 Charleston Road                                                                        Director,SUNGARD
Mountain View, CA                                                                           DATA SYSTEMS
94043                                                                                       (1991 to present)
(1930)                                                                                      Independent
                                                                                            Director, BUSINESS
                                                                                            OBJECTS S/A
                                                                                            (1994 to present)
                                                                                            Independent
                                                                                            Director
                                                                                            COMMERCIAL METALS
                                                                                            (1983-2001)
--------------------------------------------------------------------------------------------------------------

------
32

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                                      LENGTH                                    COMPLEX    OTHER
                         POSITION(S)  OF TIME                                   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS            HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)          BY         HELD BY
(YEAR OF BIRTH)          FUNDS        (YEARS)  DURING PAST 5 YEARS              TRUSTEE    TRUSTEE
---------------------------------------------------------------------------------------------------------------
Independent Trustees

---------------------------------------------------------------------------------------------------------------
John Freidenrich         Advisory     Less     Member and Manager, REGIS        33         None
1665 Charleston Road     Board        than     MANAGEMENT COMPANY, LLC
Mountain View, CA 94043  Member       1 year   (April 2004 to present)
(1937)                                         Partner and Founder,
                                               BAY PARTNERS (Venture
                                               capital firm, 1976 to present)
                                               Partner and Founder, WARE &
                                               FREIDENRICH (1968 to present)

---------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Trustee,     9        Charles J. Meyers Professor      33         None
1665 Charleston Road     Chairman              of Law and Business,
Mountain View, CA 94043                        STANFORD LAW SCHOOL
(1946)                                         (1979 to present)
                                               Mark and Eva Stern
                                               Professor of Law and
                                               Business, COLUMBIA
                                               UNIVERSITY SCHOOL OF LAW
                                               (1992 to present)

---------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee      3        Co-Chief Executive Officer       33         None
1665 Charleston Road                           and Chief Investment Officer,
Mountain View, CA 94043                        OFFIT HALL CAPITAL
(1957)                                         MANAGEMENT, LLC
                                               (April 2002 to present)
                                               President and Managing
                                               Director, LAUREL MANAGEMENT
                                               COMPANY, L.L.C.
                                               (1996 to April 2002)
---------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee      24       Chairman, Oak Hill               33         Director,
1665 Charleston Road                           Platinum Partners, and a                    DIMENSIONAL
Mountain View, CA 94043                        Partner, OAK HILL CAPITAL                   FUND ADVISORS
(1941)                                         MANAGEMENT,                                 (investment advisor,
                                               (1999 to present)                           1982 to present)
                                               Frank E. Buck Professor                     Director, CHICAGO
                                               of Finance-Emeritus, STANFORD               MERCANTILE EXCHANGE
                                               GRADUATE SCHOOL OF BUSINESS                 (2000 to present)
                                               (1981 to present)
---------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee      33       Ralph M. Parsons Professor       33         None
1665 Charleston Road                           of Law and Business,
Mountain View, CA 94043                        STANFORD LAW SCHOOL
(1928)                                         (1972 to present)
---------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee      2        Professor of Economics,          33         Director, CADENCE
1665 Charleston Road                           STANFORD UNIVERSITY                         DESIGN SYSTEMS
Mountain View, CA 94043                        (1977 to present)                           (1992 to present)
(1947)                                                                                     Director, WATSON
                                                                                           WYATT WORLDWIDE
                                                                                           (2002 to present)
                                                                                           Director,

                                                                                           PALMSOURCE INC.
                                                                                           (2002 to present)
---------------------------------------------------------------------------------------------------------------

------
33

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                      IN FUND
                                           LENGTH                                     COMPLEX      OTHER
                          POSITION(S)      OF TIME                                    OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS             HELD WITH        SERVED    PRINCIPAL OCCUPATION(S)          BY           HELD BY
(YEAR OF BIRTH)           FUNDS            (YEARS)   DURING PAST 5 YEARS              TRUSTEE      TRUSTEE
----------------------------------------------------------------------------------------------------------------
Independent Trustees

----------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Trustee          20        Retired, Director and Partner,   33           Director,
1665 Charleston Road                                 WINDY HILL PRODUCTIONS, LP                    QUINTUS
Mountain View, CA 94043                              (educational software,                        CORPORATION
(1945)                                               1994 to 1998)                                 (automation
                                                                                                   solutions,
                                                                                                   1995 to
                                                                                                   present)

----------------------------------------------------------------------------------------------------------------
Officers

----------------------------------------------------------------------------------------------------------------
William M. Lyons          President        4         See entry above under            Not          See entry
4500 Main Street                                     "Interested Trustees."           applicable   above
Kansas City, MO 64111                                                                              under
(1955)                                                                                             "Interested
                                                                                                   Trustees."

----------------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive        4         Chief Administrative Officer,    Not          Not
4500 Main St.             Vice                       ACC (August 1997 to present)     applicable   applicable
Kansas City, MO 64111     President                  Chief Financial Officer, ACC
(1946)                                               (May 1995 to October 2002)
                                                     Chairman, AMERICAN
                                                     CENTURY VENTURES, INC.
                                                     (April 2004 to present)
                                                     President, ACS LLC
                                                     (January 1999 to present)
                                                     Executive Vice President,
                                                     ACC (May 1995 to present)
                                                     Also serves as: Executive
                                                     Vice President and Chief
                                                     Financial Officer, ACIM, ACIS
                                                     and other ACC subsidiaries,
                                                     and Treasurer, ACIM

----------------------------------------------------------------------------------------------------------------
Maryanne Roepke           Senior Vice      4         Senior Vice President            Not          Not
4500 Main St.             President,                 (April 1998 to present)          applicable   applicable
Kansas City, MO 64111     Treasurer                  and Assistant Treasurer,
(1956)                    and Chief                  ACS LLC, ACIM AND ACIS
                          Accounting                 (September 1985 to present)
                          Officer
----------------------------------------------------------------------------------------------------------------
David C. Tucker           Senior Vice      6         Senior Vice President            Not          Not
4500 Main St.             President                  and General Counsel,             applicable   applicable
Kansas City, MO 64111     and                        ACIM, ACIS, ACS LLC and
(1958)                    General                    other ACC subsidiaries
                          Counsel                    (June 1998 to present)
                                                     Vice President and
                                                     General Counsel, ACC
                                                     (June 1998 to present)
----------------------------------------------------------------------------------------------------------------
David H. Reinmiller       Vice President   3         Chief Compliance Officer,        Not          Not
4500 Main St.             and                        ACS LLC and ACIM                 applicable   applicable
Kansas City, MO 64111     Chief            less      (March 2001 to present)
(1963)                    Compliance       than      Vice President, ACS LLC
                          Officer          1 year    (March 2000 to present)
                                                     Vice President, ACIM
                                                     (March 2002 to present)
                                                     Vice President, ACIS
                                                     (March 2003 to present)
                                                     Assistant General Counsel,
                                                     ACS LLC
                                                     (December 1996 to
                                                     January 2001)
                                                     Associate General
                                                     Counsel, ACS LLC
                                                     (July 2001 to present)
----------------------------------------------------------------------------------------------------------------

------
34

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                           LENGTH                                 COMPLEX        OTHER
                          POSITION(S)      OF TIME                                OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH        SERVED   PRINCIPAL OCCUPATION(S)       BY             HELD BY
(YEAR OF BIRTH)           FUNDS            (YEARS)  DURING PAST 5 YEARS           TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------------------
Officers

--------------------------------------------------------------------------------------------------------------
C. Jean Wade              Controller(1)    8        Vice President, ACS LLC       Not            Not
4500 Main St.                                       (February 2000 to present)    applicable     applicable
Kansas City, MO 64111                               Controller-Investment
(1964)                                              Accounting, ACSC
                                                    (June 1997 to present)

--------------------------------------------------------------------------------------------------------------
Robert Leach              Controller       8        Vice President, ACS LLC       Not            Not
4500 Main St.                                       (February 2000 to present)    applicable     applicable
Kansas City, MO 64111                               Controller-Investment
(1966)                                              Accounting, ACSC
                                                    (June 1997 to present)

--------------------------------------------------------------------------------------------------------------
Jon Zindel                Tax Officer      7        Vice President, Corporate     Not            Not
4500 Main St.                                       Tax, ACS LLC                  applicable     applicable
Kansas City, MO 64111                               (April 1998 to present)
(1967)                                              Vice President, ACIM, ACIS
                                                    and other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, AMERICAN
                                                    CENTURY EMPLOYEE BENEFIT
                                                    SERVICES, INC.
                                                    (January 2000 to
                                                    December 2000)
                                                    Director, AMERICAN CENTURY
                                                    BENEFIT SERVICES, INC.
                                                    (February 2000 to
                                                    December 2003)
                                                    Treasurer, AMERICAN
                                                    CENTURY EMPLOYEE
                                                    BENEFIT SERVICES, INC.
                                                    (December 2000 to
                                                    December 2003)
                                                    Treasurer, AMERICAN
                                                    CENTURY VENTURES, INC.
                                                    (December 1999
                                                    to April 2001)

--------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

------
35

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board function like fund trustees in many respects, but do not possess voting power. Advisory
Board members attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings.
Advisory Board members may be considered as candidates to fill vacancies on the
Board of Trustees.

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for a new fund, the board examined many of the same factors. While profitability of a non-existent fund cannot be measured, they considered the entrepreneurial risk that the advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the advisor to assume a substantial part of the start-up costs of the fund. They compared the resulting total expense ratio of the fund against its peers. They considered the experience of the

------
36

portfolio management staff designated to manage the fund. Finally, they considered the position that the new fund would take in the line up of the
American Century family of funds and the benefits to shareholders of existing funds and the new fund of the broadened product offering.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                    NUMBER OF

                                                                                    MEETINGS

                                                                                    HELD DURING
                                                                                    LAST FISCAL
COMMITTEE    MEMBERS                     FUNCTION                                   YEAR
-----------------------------------------------------------------------------------------------
Audit        Kenneth E. Scott            The Audit Committee approves the           5
             Albert A. Eisenstat         engagement of the funds' independent
             Jeanne D. Wohlers           registered public accounting firm,
                                         recommends approval of such
                                         engagement to the independent trustees,
                                         and oversees the activities of the funds'
                                         independent registered public
                                         accounting firm. The Committee
                                         receives reports from the advisor's
                                         Internal Audit Department, which is
                                         accountable to the Committee. The
                                         Committee also receives reporting about
                                         compliance matters affecting the funds.

-----------------------------------------------------------------------------------------------
Corporate    Ronald J. Gilson            The Corporate Governance Committee         2
Governance   (additional membership      reviews Board procedures and committee
             to be determined)           structures. It may recommend the
                                         creation of new committees,
                                         evaluate the membership structure
                                         of new and existing committees,
                                         consider the frequency and duration
                                         of Board and committee meetings
                                         and otherwise evaluate the
                                         responsibilities, processes,
                                         resources, performance and compensation
                                         of the Board.

-----------------------------------------------------------------------------------------------
Nominating   Jeanne D. Wohlers           The Nominating Committee primarily         3
             Kenneth E. Scott            considers and recommends individuals
             Ronald J. Gilson            for nomination as trustees. The names of
             Albert Eisenstat            potential trustee candidates are drawn
             Myron S. Scholes            from a number of sources, including
             Kathryn A. Hall             recommendations from members of the
             John B. Shoven              board, management and shareholders.
                                         The Nominating Committee does not
                                         currently have a policy governing the
                                         circumstances under which it will or
                                         will not consider nominees
                                         recommended by shareholders.

-----------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes            The Portfolio Committee reviews            6
             Kathryn A. Hall             quarterly the investment activities
             William M. Lyons (ad hoc)   and strategies used to manage
                                         fund assets. The committee
                                         regularly receives reports from
                                         portfolio managers, credit analysts
                                         and other investment personnel
                                         concerning the funds' investments.

-----------------------------------------------------------------------------------------------
Quality      Ronald J. Gilson            The Quality of Service Committee           5
of           John B. Shoven              reviews the level and quality of
Service      William M. Lyons (ad hoc)   transfer agent and administrative
                                         services provided to the funds
                                         and their shareholders. It receives
                                         and reviews reports comparing
                                         those services to those of fund
                                         competitors and seeks to improve such
                                         services where feasible and appropriate.

-----------------------------------------------------------------------------------------------

------
37

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------
                     TOTAL COMPENSATION     TOTAL COMPENSATION FROM THE
NAME OF TRUSTEE      FROM THE FUNDS(1)      AMERICAN CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert Eisenstat     $8,694                 $84,750
--------------------------------------------------------------------------------
Ronald J. Gilson     $9,086                 $89,000
--------------------------------------------------------------------------------
Kathyrn A. Hall      $8,506                 $82,500
--------------------------------------------------------------------------------
Myron S. Scholes     $8,293                 $80,000
--------------------------------------------------------------------------------
Kenneth E. Scott     $9,070                 $89,000
--------------------------------------------------------------------------------
Jeanne D. Wohlers    $8,290                 $80,250
--------------------------------------------------------------------------------
John Shoven          $8,421                 $81,750
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR
     ENDED AUGUST 31, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION
     OF THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF
     THE AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL
     AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS
     FOLLOWS: MR. EISENSTAT, $84,750; MR. GILSON, $89,000; MS. HALL, $41,250;
     MR. SCHOLES, $71,000; MR. SCOTT, $89,000 AND MR. SHOVEN, $81,750.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

------
38

No deferred fees were paid to any trustee under the plan during the fiscal year ended August 31, 2004.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2003, as shown in the table below:

                                                                 NAME OF TRUSTEES
--------------------------------------------------------------------------------------------------
                                                  WILLIAM M.    ALBERT       RONALD J.    MYRON S.
                                                  LYONS         EISENSTAT    GILSON       SCHOLES
--------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   California Tax-Free Money Market               A             A            C            B
--------------------------------------------------------------------------------------------------
   California Limited-Term Tax-Free               A             A            A            A
--------------------------------------------------------------------------------------------------
   California Intermediate-Term Tax-Free          A             A            C            A
--------------------------------------------------------------------------------------------------
   California Long-Term Tax-Free                  A             A            A            A
--------------------------------------------------------------------------------------------------
   California High-Yield Municipal                A             A            C            A
--------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in

Family of Investment Companies                    E             E            E            E
--------------------------------------------------------------------------------------------------

                                                                 NAME OF TRUSTEES
--------------------------------------------------------------------------------------------------
                                                 KENNETH E.   JEANNE D.     KATHRYN A.   JOHN B.
                                                 SCOTT        WOHLERS       HALL         SHOVEN
--------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   California Tax-Free Money Market              B            E             A            A
--------------------------------------------------------------------------------------------------
   California Limited-Term Tax-Free              E            A             A            A
--------------------------------------------------------------------------------------------------
   California Intermediate-Term Tax-Free         E            A             A            A
--------------------------------------------------------------------------------------------------
   California Long-Term Tax-Free                 A            A             A            A
--------------------------------------------------------------------------------------------------
  California High-Yield Municipal                A            A             A            A
--------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in

Family of Investment Companies                   E            E             C            D
--------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

------
39

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals

   *  Cumulative Voting
   *  Staggered Boards

   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

------
40

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

In order to ensure appropriate access to portfolio holdings information about
American Century funds, and to ensure that disclosure of such information is consistent with the best interests of fund shareholders, ACIM has adopted a policy for the disclosure of fund portfolio holdings and characteristics to non-affiliates including individual investors, institutional investors, intermediaries that distribute the Funds' shares, third party service providers, and rating and ranking organizations as follows:

Distribution to the Public

Full portfolio holdings will be made available for distribution to the public quarterly with a lag time of 30 days, in addition to the portfolio disclosure in annual and semi-annual reports. Full holdings are posted on americancentury.com quarterly on the 31st day after the end of the fiscal quarter for each issuer.

Top 10 holdings will be made available for distribution monthly with a lag time of 30 days. Certain portfolio characteristics (as determined by the advisor from time to time) will be made available for distribution monthly with a lag time of
30 days. These holdings will be posted monthly on americancentury.com.

Distribution to Service Providers

ACIM recognizes that certain parties (generally investment consultants who provide regular analysis of fund portfolios for their clients, or intermediaries who pass through information to fund shareholders) may have legitimate needs for holdings information prior to the times prescribed above. These needs include preparing reports for customers who invest in the funds, creating analyses of fund characteristics for intermediary or consultant clients, reformatting the information for distribution to the intermediary's clients, and reviewing fund performance for ERISA fiduciary purposes. Therefore, for these service providers, portfolio holdings and characteristics may be provided prior to the lapse of 30 days as long as the service provider enters a non-disclosure agreement with ACIM in which it represents that the information will be used only for the services provided to its clients and agrees to treat the information confidentially until the general disclosure release date.

------
41

Those service providers who have entered such non-disclosure agreements as of
October 18, 2004 are as follows:

*  Aetna Inc.

*  American Express Financial Corporation
*  American Fidelity Assurance Co.
*  Ameritas Life Insurance Corporation
*  AUL/American United Life Insurance Company
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callen Associates, Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Frank Russell Company
*  Fund Evaluation Group, LLC
*  Gartmore Mutual Fund Capital Trust (GMFCT)
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING
*  ING Life Insurance & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC

------
42

*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company
*  National Life Insurance Company
*  Nationwide Financial

*  NYLife Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  SAFECO Life
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Skandia
*  Smith Barney
*  State Street Global Markets
*  SunTrust Bank
*  The Guardian Life Insurance & Annuity Company, Inc.
*  The Lincoln National Life Insurance Company
*  The Union Central Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, n.a.

*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Wachovia Bank, n.a.

*  Wells Fargo Bank, n.a.

Distribution in One-on-One Presentations

ACIM recognizes that from time to time it may receive requests for proposals
(RFPs) from consultants or potential clients that request holdings information as of a certain date and for certain periods that may be more frequent than the parameters set out above. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP. Such information will be provided with a confidentiality legend and only in cases where the recipient has indicated that the data will be used only for legitimate purposes.

Distribution of portfolio holdings information, including compliance with this policy and the resolution of any potential conflicts that may arise, is monitored quarterly. Any distribution of holdings information other than in compliance with this policy would have to be authorized by the funds' chief investment officer and ACIM's Legal Department. The funds' board of directors has received and reviewed a summary of ACIM's policy and will be informed of any changes to or material violations of such policy on a quarterly basis.

ACIM does not receive any compensation from any party for the distribution of portfolio holdings information.

ACIM reserves the right to change part or all of this policy at any time.

------
43

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 3, 2004, the following shareholders, beneficially or of record, owned more than 5% of the outstanding shares of any class of the funds.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS   SHAREHOLDER                            OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
California Tax-Free Money Market

--------------------------------------------------------------------------------
  Investor Class

        Morgan Guaranty Trust of NY            12%               0%
        Newark, DE
--------------------------------------------------------------------------------
California Limited-Term Tax-Free

--------------------------------------------------------------------------------
  Investor Class

        Charles Schwab & Co.                   30%               0%
        San Francisco, CA
        National Financial Services Corp.      10%               0%
        New York, NY

--------------------------------------------------------------------------------
California Intermediate-Term Tax-Free

--------------------------------------------------------------------------------
  Investor Class

        Charles Schwab & Co.                   16%               0%
        San Francisco, CA
--------------------------------------------------------------------------------
California Long-Term Tax-Free

--------------------------------------------------------------------------------
  Investor Class

        Charles Schwab & Co.                   8%                0%
        San Francisco, CA
--------------------------------------------------------------------------------
California High-Yield Municipal

--------------------------------------------------------------------------------
  Investor Class

        Charles Schwab & Co.                   24%               0%
        San Francisco, CA
--------------------------------------------------------------------------------
  A Class

        Charles Schwab & Co.                   50%               0%
        San Francisco, CA
        M L P F & S Inc.                       24%               0%
        Jacksonville, FL

--------------------------------------------------------------------------------
  B Class

        M L P F & S Inc.                       27%               0%
        Jacksonville, FL

        American Enterprise Investment Svcs    26%               0%
        Minneapolis, MN
        Howard Tung and Rachel P. Tung         11%               0%
        Rancho Santa Fe, CA

--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
44

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
California High-Yield Municipal

--------------------------------------------------------------------------------
  C Class

             M L P F & S Inc.                 51%               0%
             Jacksonville, FL

             Citigroup Global Markets Inc.    34%               0%
             New York, NY
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century California Tax-Free and Municipal Funds. A
shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of December 3, 2004, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectuses under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

------
45

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2700%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2270%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1860%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1690%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1580%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1575%
--------------------------------------------------------------------------------
Thereafter                                                              0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA LIMITED-TERM TAX-FREE,
CALIFORNIA INTERMEDIATE-TERM TAX-FREE AND CALIFORNIA LONG-TERM TAX-FREE
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2800%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2280%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1980%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1780%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1650%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1630%
--------------------------------------------------------------------------------
Thereafter                                                              0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR CALIFORNIA HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3100%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2280%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2080%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1950%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1930%
--------------------------------------------------------------------------------
Thereafter                                                              0.1925%
--------------------------------------------------------------------------------

------
46

The Complex Fee is determined according to the schedule below for Investor, A, B and C Class shares.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
COMPLEX ASSETS                                                          FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                                                      0.3100%
--------------------------------------------------------------------------------
Next $7.5 billion                                                       0.3000%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2985%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2970%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2870%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2800%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2700%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2650%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2600%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2550%
--------------------------------------------------------------------------------
Thereafter                                                              0.2500%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

*  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

*  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different

------
47

amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
August 31, 2004, 2003 and 2002, are indicated in the following table.

UNIFIED MANAGEMENT FEES
-------------------------------------------------------------------------------
FUND                         2004                 2003               2002
-------------------------------------------------------------------------------
California Tax-Free
Money Market

  Investor Class             $3,097,755           $3,245,204         $2,670,101
-------------------------------------------------------------------------------
California Municipal
Money Market

  Investor Class             N/A(1)               N/A(1)             $900,329
-------------------------------------------------------------------------------
California Limited-Term
Tax-Free

  Investor Class             $1,152,924           $1,151,762         $893,389
-------------------------------------------------------------------------------
California Intermediate-Term
Tax-Free

  Investor Class             $2,201,086           $2,384,424         $2,291,824
-------------------------------------------------------------------------------
California Long-Term
Tax-Free

  Investor Class             $2,426,504           $2,687,720         $1,615,104
-------------------------------------------------------------------------------
California Insured
Tax-Free

  Investor Class             N/A(2)               N/A(2)             $1,120,811
-------------------------------------------------------------------------------
California High-Yield
Municipal

  Investor Class             $1,772,552           $1,920,220         $1,799,729
-------------------------------------------------------------------------------
  A Class                    $26,881              $1,751(3)          N/A
-------------------------------------------------------------------------------
  B Class                    $3,777               $422(3)            N/A
-------------------------------------------------------------------------------
  C Class                    $24,897              $3,840(3)          N/A
-------------------------------------------------------------------------------

(1)  THE FUND WAS COMBINED WITH THE CALIFORNIA TAX-FREE MONEY MARKET FUND
     IN A TAX-FREE REORGANIZATION ON SEPTEMBER 3, 2002.

(2)  THE FUND WAS COMBINED WITH THE CALIFORNIA LONG-TERM TAX-FREE FUND IN A
     TAX-FREE REORGANIZATION ON SEPTEMBER 3, 2002.

(3)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH AUGUST 31, 2003.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a

------
48

description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT ADVISOR on page 45.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR on page 45. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

------
49

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's markup (i.e., a spread between the bid and asked prices). During the fiscal years ended August
31, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the
Trust. In addition, each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust

------
50

provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of a fund or class, shareholders of the fund or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to four classes of shares: Investor Class, A Class, B
Class and C Class. Not all funds offer all four classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master
Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class
Plan and C Class Plan, collectively, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan, respectively.
The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the

------
51

Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plans may be amended by a vote of the Board of Trustees
(including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectus, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended August 31, 2004, the aggregate amount of fees paid under the A Class Plan was:

        California High Yield Municipal        $12,696

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

------
52

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectus, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

------
53

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended August 31, 2004, the aggregate amount of fees paid under the B Class Plan was:

    California High-Yield Municipal    $7,128

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

------
54

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectus, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended August 31, 2004, the aggregate amount of fees paid under the C Class Plan was:

    California High-Yield Municipal    $44,661

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

------
55

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

------
56

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor, employees of those persons and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

The aggregate contingent deferred sales charges paid to the distributor in the fiscal year ended August 31, 2004, were:

    California High-Yield Municipal
    A Class    $0

    B Class    $2,012
    C Class    $6,135

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

------
57

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class shares of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-4.50%)=$5.24.

Each fund's net asset value per share (NAV) is calculated as of the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

A fund's NAV is the current value of a fund's assets, minus any liabilities, divided by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

MONEY MARKET FUND

Securities held by the money market fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

------
58

As required by Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market fund has been delegated to the portfolio managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that partially protects the money market fund against default of principal or interest payments on the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Although the fund will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance. The insurance does not guarantee or insure that the fund will be able to maintain a stable net asset value of $1.00 per share.

NON-MONEY MARKET FUNDS

Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities. Information about how the fair market value of a security is determined is contained in the funds' prospectuses.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and asked prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

------
59

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, each fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

As of August 31, 2004, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND                2005         2006         2007        2008          2009            2012
----------------------------------------------------------------------------------------------------
California
Tax-Free

Money Market        ($743)       ($506)       ($35)       ($4,297)      --               --
----------------------------------------------------------------------------------------------------
California
Limited-Term

Tax-Free            --            --            --           --             --               --
----------------------------------------------------------------------------------------------------
California
Intermediate-Term

Tax-Free            --            --            --           --             --               ($205,608)
----------------------------------------------------------------------------------------------------
California
Long-Term

Tax-Free            --            --            --           --             --               ($1,223,452)
----------------------------------------------------------------------------------------------------
California
High-Yield

Municipal           --            --            --           ($727,045)    ($2,950,561)    --
----------------------------------------------------------------------------------------------------

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users.
Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the

------
60

fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain "private activity" bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states.

California High-Yield Municipal may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation. The interest on California private activity bonds is not subject to the California alternative minimum tax when it is earned
(either directly or through investment in a mutual fund) by a California taxpayer. However, if either fund were to invest in private activity securities of non-California issuers (due to a limited supply of appropriate California municipal obligations, for example), the interest on those securities would be included in California alternative minimum taxable income.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's "adjusted current earnings."

In addition, a deductible environmental tax of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax. To the extent that exempt-interest dividends paid by a fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

The Trust will inform California High-Yield Municipal fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

------
61

STATE AND LOCAL TAXES

California law concerning the payment of exempt-interest dividends is similar to federal law. Assuming each fund qualifies to pay exempt-interest dividends under federal and California law, and to the extent that dividends are derived from interest on tax-exempt bonds of California state or local governments, such dividends also will be exempt from California personal income tax. The Trust will inform shareholders annually as to the amount of distributions from each fund that constitutes exempt-interest dividends and dividends exempt from
California personal income tax. The funds' dividends are not exempt from
California state franchise or corporate income taxes.

The funds' dividends may not qualify for exemption under income or other tax laws of state or local taxing authorities outside California. Shareholders should consult their tax advisors or state or local tax authorities about the status of distributions from the funds in this regard.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 2004 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the
financial statements included in the funds' Annual Reports for the fiscal year ended August 31, 2004 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's

--------------------------------------------------------------------------------
AAA    This is the highest rating assigned by S&P to a debt obligation.
       It indicates an extremely strong capacity to pay interest and repay principal.

--------------------------------------------------------------------------------
AA     Debt rated in this category is considered to have a very
       strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

--------------------------------------------------------------------------------
A      Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
       conditions than debt in higher-rated categories.

--------------------------------------------------------------------------------
BBB    Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
       conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant
       speculative characteristics.
--------------------------------------------------------------------------------
BB     Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

--------------------------------------------------------------------------------

------
62

STANDARD & POOR'S
--------------------------------------------------------------------------------
B     Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

--------------------------------------------------------------------------------
CCC   Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
      B or B- rating.
--------------------------------------------------------------------------------
CC    Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
      subordinated to senior debt that is assigned an actual or implied
      CCC rating.

--------------------------------------------------------------------------------
C     The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

--------------------------------------------------------------------------------
D     Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
      It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.

--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa   This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.

--------------------------------------------------------------------------------
Aa    Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

--------------------------------------------------------------------------------
A     Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
      Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

--------------------------------------------------------------------------------
Baa   Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

--------------------------------------------------------------------------------
Ba    Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

--------------------------------------------------------------------------------
B     Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

--------------------------------------------------------------------------------

------
63

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Caa    Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca     Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.

--------------------------------------------------------------------------------
C      This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

--------------------------------------------------------------------------------

FITCH, INC.
---------------------------------------------------------------------------------
AAA          Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

---------------------------------------------------------------------------------
AA           Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to
             foreseeable events.

---------------------------------------------------------------------------------
A            Debt rated in this category has a low expectation of credit risk.
             Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

---------------------------------------------------------------------------------
BBB          Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity.
             This is the lowest investment grade category.

---------------------------------------------------------------------------------
BB           Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

---------------------------------------------------------------------------------
B            Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
             currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

---------------------------------------------------------------------------------
CCC, CC, C   Debt rated in these categories has a real possibility for default.
             Capacity for meeting financial commitments depends solely
             upon sustained, favorable business or economic developments.
             A CC rating indicates that default of some kind appears probable;
             a C rating signals imminent default.

---------------------------------------------------------------------------------
DDD, DD, D   The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates
             potential recoveries in the range of 50%-90% and 'D' the
             lowest recovery potential, i.e., below 50%.

             Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and
             'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

---------------------------------------------------------------------------------

------
64

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S        DESCRIPTION
--------------------------------------------------------------------------------
A-1       Prime-1        This indicates that the degree of safety regarding
          (P-1)          timely payment is strong. Standard & Poor's rates
                         those issues determined to possess extremely
                         strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2        Capacity for timely payment on commercial paper
          (P-2)          is satisfactory, but the relative degree of safety is
                         not as high as for issues designated A-1. Earnings
                         trends and coverage ratios, while sound, will be
                         more subject to variation. Capitalization
                         characteristics, while still appropriated, may be
                         more affected by external conditions. Ample
                         alternate liquidity is maintained.

--------------------------------------------------------------------------------
A-3       Prime-3        Satisfactory capacity for timely repayment. Issues
          (P-3)          that carry this rating are somewhat more vulnerable
                         to the adverse changes in circumstances than
                         obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds
                       for their servicing or from established and broad-based

                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality with margins of protection
                       ample, although not so large as in the preceding group.

--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality with all security
                       elements accounted for, but lacking the undeniable
                       strength of the preceding grades. Market access for
                       refinancing, in particular, is likely to be less
                       well-established.

--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                       but having protection and not distinctly or
                       predominantly speculative.

--------------------------------------------------------------------------------

------
65

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC).

IN PERSON           SEC Public Reference Room
                    Washington, D.C.

                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-3706

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-40783 0501

PART C   OTHER INFORMATION

Item 22.  Exhibits

     (a)  Amended and Restated Agreement and Declaration of Trust, dated March
26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 37
to the Registration Statement of the Registrant on October 24, 2004, File No.
2-82734, and incorporated herein by reference).

     (b) Amended and Restated Bylaws, dated August 26, 2004, are included herein.

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust, included as Exhibit (a) herein, and Article II, Article VII, Article VIII and Article IX
of Registrant's Amended and Restated Bylaws, incorporated by reference as
Exhibit (b) herein.

     (d) Amended and Restated Management Agreement between American Century
California Tax-Free and Municipal Funds and American Century Investment
Management, Inc., dated August 1, 2004 (filed electronically as Exhibit d to
Post-Effective Amendment No. 37 to the Registration Statement of the Registrant
on October 24, 2004, File No. 2-82734, and incorporated herein by reference).

     (e) (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated November 17, 2004 (filed electronically as
Exhibit e to Post-Effective Amendment No. 106 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213, and
incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank N.A., dated January 22, 1997
(filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the
Registration Statement of American Century Mutual Funds, Inc., on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2)  Global Custody Agreement with The Chase Manhattan Bank, dated
August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment
No. 31 to the Registration Statement of the American Century Government Income
Trust, on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global Custody Agreement with The Chase Manhattan
Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to
Pre-Effective Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc., on January 9, 2001, File No. 333-46922, and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody Agreement between American
Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule, dated October 19, 2000
(filed electronically as Exhibit g5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Quantitative Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with American Century Services
Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to
Post-Effective Amendment No. 33 to the Registration Statement of American
Century Government Income Trust on July 31, 1997, File No. 2-99222, and
incorporated herein by reference).

          (2) Amendment No. 1 to the Transfer Agency Agreement with American
Century Services Corporation, dated June 29, 1998 (filed electronically as
Exhibit b9b to Post-Effective Amendment No. 23 to the Registration Statement of
American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment No. 2 to the Transfer Agency Agreement with American
Century Services Corporation, dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective Amendment No. 30 to the Registration Statement of
the Registrant on December 29, 2000, File No. 2-82734, and incorporated herein by reference).

          (4) Amendment No. 3 to the Transfer Agency Agreement with American
Century Services Corporation, dated August 1, 2001 (filed electronically as
Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
American Century Government Income Trust, on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (5) Amendment No. 4 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 3, 2001 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170, and
incorporated herein by reference).

          (6) Amendment No. 5 to the Transfer Agency Agreement with American
Century Services Corporation, dated July 1, 2002 (filed electronically as
Exhibit h6 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170, and
incorporated herein by reference).

          (7) Amendment No. 6 to the Transfer Agency Agreement with American
Century Services Corporation, dated September 3, 2002 (filed electronically as
Exhibit h9 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229, and
incorporated herein by reference).

          (8) Amendment No. 7 to the Transfer Agency Agreement with American
Century Services Corporation, dated December 31, 2002 (filed electronically as
Exhibit h7 to Post-Effective Amendment No. 4 to the Registration Statement of
American Century Variable Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Credit Agreement with JPMorgan Chase Bank, as Administrative
Agent, dated December 17, 2003 (filed electronically as Exhibit h9 to
Post-Effective Amendment No. 39 to the Registration Statement of American
Century Target Maturities Trust on January 30, 2004, File No. 2-94608, and
incorporated herein by reference).

         (10) Termination, Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A., as Administrative Agent, dated December 15, 2004, is included herein.

         (11) Customer Identification Program Reliance Agreement, dated August
26, 2004 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 1
to the Registration Statement of American Century Asset Allocation Portfolios,
Inc., on September 1, 2004, File No. 333-116351, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel, dated December 29, 2004, is included herein.

     (j)  (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated December 23, 2004, is included herein.

          (2) Power of Attorney, dated December 9, 2004, is included herein.

          (3) Secretary's Certificate, dated December 10, 2004, is included herein.

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master Distribution and Individual Shareholder Services Plan (C
Class), dated September 16, 2000 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 35 to the Registration Statement of American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608, and
incorporated herein by reference).

          (2) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the Registration Statement
of American Century Government Income Trust, on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (3) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
Registration Statement of American Century Investment Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (4) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective Amendment No. 17 to the Registration Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170, and
incorporated herein by reference).

          (5) Amendment No. 4 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated September 3, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 35 to the
Registration Statement of American Century Municipal Trust on September 30,
2002, File No. 2-91229, and incorporated herein by reference).

          (6) Amendment No. 5 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 42 to the Registration Statement
of the Registrant on February 26, 2004, File No. 2-91229, and incorporated herein by reference).

          (7) Amendment No. 6 to the Master Distribution and Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed electronically as
Exhibit m13 to Post-Effective Amendment No. 35 to the Registration Statement of
American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (8) Master Distribution and Individual Shareholder Services Plan (A
Class), dated September 3, 2002 (filed electronically as Exhibit m6 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (9) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated February 27, 2004 (filed electronically as Exhibit m18 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (10) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated September 30, 2004 (filed electronically as Exhibit m22 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (11) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (A Class), dated November 17, 2004 (filed electronically as Exhibit m23 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (12) Master Distribution and Individual Shareholder Services Plan (B
Class), dated September 3, 2004 (filed electronically as Exhibit m7 to
Post-Effective Amendment No. 34 to the Registration Statement of American
Century California Tax-Free and Municipal Funds on October 1, 2002, File No.
2-82734, and incorporated herein by reference).

          (13) Amendment No. 1 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated February 27, 2004 (filed electronically as Exhibit m20 to Post-Effective Amendment No. 104 to the
Registration Statement of American Century Mutual Funds, Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (14) Amendment No. 2 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated September 30, 2004 (filed electronically as Exhibit m26 to Post-Effective No. 106 to the Registration
Statement of American Century Mutual Funds, Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (15) Amendment No. 3 to the Master Distribution and Individual
Shareholder Services Plan (B Class), dated November 17, 2004 (filed electronically as Exhibit m27 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (n)  (1) Amended and Restated Multiple Class Plan, dated September 3,
2002,(filed electronically as Exhibit n1 to Post-Effective Amendment No. 35 to
the Registration Statement of the Registrant on December 17, 2002 File No.
2-82734, and incorporated herein by reference).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan,
dated December 31, 2002 (filed electronically as Exhibit n2 to Post-Effective
Amendment No. 39 to the Registration Statement of American Century Municipal
Trust on December 23, 2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan,
dated August 29, 2003 (filed electronically as Exhibit n3 to Post-Effective
Amendment No. 17 to the Registration Statement of American Century Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan,
dated February 27, 2004 (filed electronically as Exhibit n4 to Post-Effective
Amendment No. 104 to the Registration Statement of American Century Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan,
dated May 1, 2004 (filed electronically as Exhibit n5 to Post-Effective
Amendment No. 35 to the Registration Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated Multiple Class Plan,
dated August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration Statement of American Century Investment
Trust on August 1, 2004, File No. 33-65170, and incorporated herein by reference).

          (7) Amendment No. 6 to the Amended and Restated Multiple Class Plan,
dated as of September 30, 2004 (filed electronically as Exhibit n7 to
Post-Effective Amendment No. 20 to the Registration Statement of American
Century Strategic Asset Allocations, Inc. on September 29, 2004, File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated Multiple Class Plan,
dated November 17, 2004 (filed electronically as Exhibit n8 to Post-Effective
Amendment No. 106 to the Registration Statement of American Century Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213, and incorporated herein by reference).

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics amended January 1,
2005, is included herein.

          (2) Independent Directors' Code of Ethics amended March 4, 2000
(filed electronically as Exhibit p2 to Post-Effective Amendment No. 106 to the
Registration Statement of American Century Mutual Funds, Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 23. Persons Controlled by or Under Control with Fund

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Item 24. Indemnification

     As stated in Article VII, Section 3 of the Amended and Restated Agreement
and Declaration of Trust, filed herein within Exhibit (a), Indemnification "The
Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

     Registrant hereby incorporates by reference, as though set forth fully herein, Article VI, Sections 2, 3 and 4 of the Registrant's Amended and Restated
Bylaws, dated March 26, 2004, appearing as Exhibit b to Post-Effective Amendment
No. 19 to the Registration Statement of American Century International Bond
Funds filed on April 29, 2004, File No. 33-43321.

     The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of the Investment Advisor

     None.

Item 26. Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors and executive officers of
ACIS:

Name and Principal    Positions and Offices       Positions and Offices
Business Address*        with Underwriter            with Registrant
--------------------------------------------------------------------------

James E. Stowers, Jr.  Chairman and Director       none

James E. Stowers III   Co-Chairman and Director    none

William M. Lyons       President,                  President
                       Chief Executive Officer     and Trustee
                       and Director

Robert T. Jackson      Executive Vice President,   Executive Vice
                       Chief Financial Officer     President
                       and Chief Accounting
                       Officer

Donna Byers            Senior Vice President       none

Brian Jeter            Senior Vice President       none

Mark Killen            Senior Vice President       none

Dave Larrabee          Senior Vice President       none

Barry Mayhew           Senior Vice President       none

David C. Tucker        Senior Vice President       Senior Vice
                       and General Counsel         President
                                                   and General Counsel

Clifford Brandt        Chief Compliance Officer    none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 27. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century, 4500 Main
Street, Kansas City, Missouri 64111.

ITEM 28. Management Services - Not applicable.

ITEM 29. Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 29th day of December, 2004.

                              American Century California Tax-Free
                              and Municipal Funds (Registrant)

                              By:  /*/ William M. Lyons
                              --------------------------------
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                      Date
---------                    -----                      ----

*William M. Lyons            President, Chairman      December 29, 2004
------------------------     of the Board, Trustee
William M. Lyons             and Principal Executive
                             Officer

*Maryanne Roepke             Senior Vice President,   December 29, 2004
------------------------     Treasurer and Chief
Maryanne Roepke              Accounting Officer

*Albert A. Eisenstat         Trustee                  December 29, 2004
------------------------
Albert A. Eisenstat

*Ronald J. Gilson            Trustee                  December 29, 2004
------------------------
Ronald J. Gilson

*Myron S. Scholes            Trustee                  December 29, 2004
------------------------
Myron S. Scholes

*Kenneth E. Scott            Trustee                  December 29, 2004
------------------------
Kenneth E. Scott

*John B. Shoven              Trustee                  December 29, 2004
------------------------
John B. Shoven

*Jeanne D. Wohlers           Trustee                  December 29, 2004
------------------------
Jeanne D. Wohlers

*Kathryn A. Hall             Trustee                  December 29, 2004
------------------------
Kathryn A. Hall

*By /s/ Brian L. Brogan
    --------------------------------------------
    Brian L. Brogan
    Attorney-in-Fact (pursuant to Power of
    Attorney dated December 9, 2004).